================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-4323

                          IXIS Advisor Funds Trust I
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

================================================================================

ITEM I SCHEDULE OF INVESTMENTS

         CGM Advisor Targeted Equity Fund -- Portfolio of Investments

Investments as of March 31, 2006 (Unaudited)

  Shares    Description                                           Value (+)(e)
  ------    -----------                                           -----------
Common Stocks -- 99.1% of Net Assets
            Aerospace & Defense -- 8.0%
    435,000 Boeing Co. (The)..................................... $ 33,899,550
    475,000 United Technologies Corp.............................   27,535,750
                                                                  ------------
                                                                    61,435,300
                                                                  ------------
            Auto Manufacturers -- 5.4%
    385,000 Toyota Motor Corp.(c)................................   41,926,500
                                                                  ------------
            Beverages -- 4.7%
    620,000 PepsiCo, Inc.........................................   35,829,800
                                                                  ------------
            Computers -- 4.0%
    930,000 Hewlett-Packard Co...................................   30,597,000
                                                                  ------------
            Cosmetics & Personal Care -- 5.2%
    700,000 Procter & Gamble Co..................................   40,334,000
                                                                  ------------
            Diversified Financial Services -- 5.1%
    250,000 Goldman Sachs Group, Inc.............................   39,240,000
                                                                  ------------
            Mining -- 5.1%
    190,000 Rio Tinto PLC Sponsored ADR(c).......................   39,330,000
                                                                  ------------
            Oil & Gas -- 24.1%
    630,000 BP PLC, Sponsored ADR................................   43,432,200
    640,000 ConocoPhillips.......................................   40,416,000
    630,000 Exxon Mobil Corp.....................................   38,341,800
    165,000 Petroleo Brasileiro SA, ADR(c).......................   14,300,550
    374,000 Total SA, Sponsored ADR(c)...........................   49,267,020
                                                                  ------------
                                                                   185,757,570
                                                                  ------------
            Oil & Gas Services -- 14.6%
    274,000 Baker Hughes, Inc....................................   18,741,600
    595,000 Halliburton Co.......................................   43,446,900
    400,000 Schlumberger, Ltd....................................   50,628,000
                                                                  ------------
                                                                   112,816,500
                                                                  ------------
            Pharmaceuticals -- 4.8%
    770,000 Wyeth Corp...........................................   37,360,400
                                                                  ------------
            Retail -- 4.1%
  1,070,000 CVS Corp.............................................   31,960,900
                                                                  ------------
            Telecommunications -- 3.3%
    470,000 America Movil SA de CV, Series L, ADR................   16,102,200
    350,600 Corning, Inc.(a).....................................    9,434,646
                                                                  ------------
                                                                    25,536,846
                                                                  ------------
            Tobacco -- 5.2%
    568,000 Altria Group, Inc....................................   40,248,480
                                                                  ------------
            Transportation -- 5.5%
    450,000 Union Pacific Corp...................................   42,007,500
                                                                  ------------
            Total Common Stocks
            (Identified Cost $652,651,722).......................  764,380,796
                                                                  ------------

 Principal
  Amount/
  Shares
  ------
Short-Term Investments -- 9.5%
$ 7,285,000 American Express Credit Corp, 4.70%, due 4/03/2006... $  7,285,000
 66,141,218 State Street Navigator Securities Lending Prime
              Portfolio(d).......................................   66,141,218
                                                                  ------------
            Total Short-Term Investments
            (Identified Cost $73,426,218)........................   73,426,218
                                                                  ------------
            Total Investments -- 108.6%
            (Identified Cost $726,077,940)(b)....................  837,807,014
            Other assets less liabilities -- (8.6)%..............  (66,402,722)
                                                                  ------------
            Net Assets -- 100%................................... $771,404,292
                                                                  ============
--------
(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.
(a)       Non-income producing security.
(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

          At March 31, 2006, the net unrealized appreciation on investments based on cost of $726,077,940 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of
            value over tax cost........................... $114,788,856
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of
            tax cost over value...........................   (3,059,782)
                                                           ------------
          Net unrealized appreciation..................... $111,729,074
                                                           ============

Investments as of March 31, 2006 (Unaudited)

          At December 31, 2005, the Fund had a capital loss carryover of approximately $55,280,538 which expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c) All or a portion of this security was on loan to brokers at March 31, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2006 were $64,426,935 and $66,141,218.
(d)       Represents investment of securities lending collateral.
(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

           Hansberger International Fund -- Portfolio of Investments

Investments as of March 31, 2006 (Unaudited)

  Shares   Description                                             Value (+)(e)
  ------   -----------                                             ------------
 Common Stocks -- 97.3% of Net Assets
           Australia -- 2.0%
   148,000 Computershare, Ltd.(c)................................. $   778,856
    64,173 Westpac Banking Corp...................................   1,090,863
    37,097 Woodside Petroleum, Ltd................................   1,206,405
                                                                   -----------
                                                                     3,076,124
                                                                   -----------
           Brazil -- 2.5%
    20,400 Aracruz Celulose SA(c).................................   1,079,976
    20,400 Cia Energetica de Minas Gerais, Sponsored ADR(c).......     927,588
    18,400 Cia Vale do Rio Doce, Sponsored ADR....................     795,432
    12,860 Petroleo Brasileiro SA, ADR(c).........................   1,114,576
                                                                   -----------
                                                                     3,917,572
                                                                   -----------
           Canada -- 2.9%
    25,200 Alcan, Inc.............................................   1,152,396
    69,416 Celestica, Inc.(a).....................................     794,813
    23,100 Manulife Financial Corp................................   1,449,987
    14,055 Suncor Energy, Inc.....................................   1,082,516
                                                                   -----------
                                                                     4,479,712
                                                                   -----------
           China -- 2.2%
 1,500,000 China Petroleum & Chemical Corp., Class A..............     875,461
 2,204,410 Denway Motors, Ltd.....................................     857,759
   310,451 Ping An Insurance Group Co. of China, Ltd..............     799,365
 1,050,000 Yanzhou Coal Mining Co., Ltd...........................     912,344
                                                                   -----------
                                                                     3,444,929
                                                                   -----------
           Denmark -- 0.8%
    51,700 Vestas Wind Systems A/S(a)(c)..........................   1,286,154
                                                                   -----------
           Finland -- 0.8%
    44,480 Nokia OYJ(c)...........................................     919,554
    21,850 Nokian Renkaat OYJ.....................................     384,735
                                                                   -----------
                                                                     1,304,289
                                                                   -----------
           France -- 9.9%
    29,920 Axa....................................................   1,046,514
    12,800 BNP Paribas(c).........................................   1,184,598
     1,030 BNP Paribas(a).........................................      92,078
    15,700 Bouygues SA(c).........................................     831,622
    26,780 Carrefour SA(c)........................................   1,420,131
     9,700 Cie Generale d'Optique Essilor International SA(c).....     863,758
    50,700 France Telecom SA(c)...................................   1,138,239
    22,730 Schneider Electric SA(c)...............................   2,447,587
    19,340 Suez SA(c).............................................     760,059
    15,400 Technip SA(c)..........................................   1,044,316
     4,640 Total SA...............................................   1,223,257
     9,900 Total SA, Sponsored ADR(c).............................   1,304,127
    15,400 Veolia Environnement(c)................................     853,314
    36,700 Vivendi Universal(c)...................................   1,254,388
                                                                   -----------
                                                                    15,463,988
                                                                   -----------
           Germany -- 5.1%
     7,450 Adidas-Salomon AG(c)...................................   1,471,636
     9,635 Allianz AG.............................................   1,605,160
    11,010 E.ON AG................................................   1,209,477
     8,910 Linde AG(c)............................................     772,733
     9,800 RWE AG, Sponsored ADR..................................     850,862
    15,700 SAP AG, Sponsored ADR..................................     852,824
     2,280 Schering AG............................................     236,960
    11,200 Siemens AG.............................................   1,044,504
                                                                   -----------
                                                                     8,044,156
                                                                   -----------
           Greece -- 0.5%
    27,300 Folli - Follie SA......................................     780,255
                                                                   -----------
           Hong Kong -- 2.5%
   184,400 Esprit Holdings, Ltd...................................   1,432,952
    64,950 Hutchison Whampoa, Ltd.................................     593,747
   967,730 Johnson Electric Holdings, Ltd.........................     902,605
   590,217 Shangri-La Asia, Ltd...................................     950,437
                                                                   -----------
                                                                     3,879,741
                                                                   -----------
           India -- 1.5%
    19,400 HDFC Bank, Ltd., ADR(c)................................   1,057,300
    15,600 Infosys Technologies, Ltd., Sponsored ADR(c)...........   1,214,616
                                                                   -----------
                                                                     2,271,916
                                                                   -----------
           Indonesia -- 0.4%
 1,142,300 PT Indosat Tbk.........................................     645,384
                                                                   -----------
           Israel -- 1.0%
    34,700 Check Point Software Technologies, Ltd.(a).............     694,694
    21,600 Teva Pharmaceutical Industries, Ltd., Sponsored ADR....     889,488
                                                                   -----------
                                                                     1,584,182
                                                                   -----------
           Italy -- 2.8%
    42,420 ENI-Ente Nazionale Idrocarburi SpA.....................   1,207,908
    28,340 Saipem SpA.............................................     654,605
   358,700 UniCredito Italiano SpA................................   2,587,019
                                                                   -----------
                                                                     4,449,532
                                                                   -----------
           Japan -- 19.4%
    88,000 Ajinomoto Co., Inc., ADR(c)............................     938,964
    62,000 Asahi Glass Co., Ltd.(c)...............................     925,529
   106,000 Bank of Yokohama, Ltd. (The)(c)........................     868,367
    16,200 Canon, Inc.............................................   1,069,112
    53,000 Chugoku Bank...........................................     810,176
    44,700 Denso Corp.(c).........................................   1,766,914
    14,800 Ibiden Co., Ltd.(c)....................................     748,082
   147,000 Joyo Bank, Ltd. (The)..................................   1,036,533
    40,400 JS Group Corp.(c)......................................     869,151
       161 KDDI Corp.(c)..........................................     859,903
     3,520 Keyence Corp...........................................     913,875
   148,000 Marubeni Corp.(c)......................................     775,682
    16,500 Nidec Corp.(c).........................................   1,349,936
     7,400 Nintendo Co., Ltd......................................   1,105,042
    76,400 Nissan Motor Co., Ltd.(c)..............................     907,488
    15,400 Nitto Denko Corp.(c)...................................   1,306,089
    49,000 Nomura Holdings, Inc.(c)...............................   1,085,492
     6,500 ORIX Corp.(c)..........................................   2,018,837

Investments as of March 31, 2006 (Unaudited)

  Shares   Description                                             Value (+)(e)
  ------   -----------                                             ------------
           Japan - continued
    77,000 Sharp Corp.(c)......................................... $  1,362,705
    65,000 Shionogi & Co., Ltd.(c)................................    1,066,037
     8,800 SMC Corp.(c)...........................................    1,371,629
    61,000 Sumitomo Corp.(c)......................................      869,418
       145 Sumitomo Mitsui Financial Group, Inc...................    1,600,549
   137,000 Sumitomo Trust & Banking Co., Ltd. (The)(c)............    1,584,985
    16,100 Takeda Pharmaceutical Co., Ltd.(c).....................      915,844
    26,800 THK Co., Ltd...........................................      861,589
    24,500 Toyota Motor Corp.(c)..................................    1,334,004
                                                                   ------------
                                                                     30,321,932
                                                                   ------------
           Luxembourg -- 0.6%
    58,702 SES Global SA..........................................      932,961
                                                                   ------------
           Mexico -- 0.5%
    30,200 Wal-Mart de Mexico SA de CV(c).........................      789,730
                                                                   ------------
           Netherlands -- 2.4%
    33,461 ABN AMRO Holding NV....................................      999,856
    38,139 ASML Holding NV, ADR(a)................................      776,892
    28,328 ING Groep NV(c)........................................    1,115,650
    45,400 STMicroelectronics NV(c)...............................      834,341
                                                                   ------------
                                                                      3,726,739
                                                                   ------------
           Republic of Korea -- 2.8%
    10,500 Kookmin Bank, Sponsored ADR(a).........................      897,960
    14,000 LG Chem, Ltd...........................................      635,351
     1,512 Samsung Electronics Co., Ltd...........................      976,239
     3,300 Samsung Electronics Co., Ltd., GDR, 144A (a)...........    1,078,275
     1,840 Shinsegae Co., Ltd.....................................      838,603
                                                                   ------------
                                                                      4,426,428
                                                                   ------------
           Russia -- 0.7%
    12,500 LUKOIL, Sponsored ADR..................................    1,042,500
                                                                   ------------
           Singapore -- 2.3%
   198,140 DBS Group Holdings, Ltd.(c)............................    1,997,192
   101,000 Keppel Corp., Ltd.(c)..................................      862,523
    87,470 Singapore Airlines, Ltd................................      756,872
                                                                   ------------
                                                                      3,616,587
                                                                   ------------
           South Africa -- 1.0%
   281,020 Old Mutual PLC.........................................      979,266
    24,000 Telkom SA, Ltd.........................................      623,627
                                                                   ------------
                                                                      1,602,893
                                                                   ------------
           Spain -- 3.5%
    88,400 Banco Bilbao Vizcaya Argentaria SA(c)..................    1,841,826
   126,400 Banco Santander Central Hispano SA(c)..................    1,843,380
   109,489 Telefonica SA..........................................    1,714,685
                                                                   ------------
                                                                      5,399,891
                                                                   ------------
           Sweden -- 0.6%
    36,200 Svenska Handelsbanken(c)...............................    1,005,190
                                                                   ------------
           Switzerland -- 8.8%
    63,630 ABB, Ltd...............................................      801,734
    12,400 Ciba Specialty Chemicals AG............................      739,739
    36,437 Credit Suisse Group(c).................................    2,038,422
    14,580 Lonza Group AG(c)......................................      997,234
     5,748 Nestle SA(c)...........................................    1,702,048
     4,200 Nobel Biocare Holding AG...............................      935,841
    53,810 Novartis AG(c).........................................    2,985,705
     5,670 Roche Holding AG.......................................      842,638
     1,300 Serono SA, Class B(c)..................................      904,607
     5,616 Syngenta AG(a).........................................      789,208
     8,690 UBS AG.................................................      955,018
                                                                   ------------
                                                                     13,692,194
                                                                   ------------
           Taiwan -- 0.5%
   418,053 Taiwan Semiconductor Manufacturing Co., Ltd............      819,812
                                                                   ------------
           United Kingdom -- 19.3%
   379,762 ARM Holdings PLC.......................................      875,658
    23,000 AstraZeneca PLC........................................    1,155,534
   114,318 Barclays PLC...........................................    1,335,038
    46,211 BHP Billiton PLC.......................................      847,345
    57,939 BP PLC.................................................      666,380
    20,100 BP PLC, Sponsored ADR..................................    1,385,694
   281,700 British Sky Broadcasting PLC...........................    2,636,622
    18,500 Carnival Corp..........................................      908,448
   195,000 Cattles PLC............................................    1,243,697
    35,858 GlaxoSmithKline PLC....................................      937,436
    32,496 Group 4 Securicor PLC..................................      106,512
   344,277 Hays PLC...............................................      967,356
   140,453 HBOS PLC...............................................    2,342,037
    56,800 HSBC Holdings PLC......................................      949,697
    32,700 Johnson Matthey PLC....................................      791,419
   194,477 Kingfisher PLC.........................................      807,782
    23,500 Man Group PLC..........................................    1,004,304
    22,715 Reckitt Benckiser PLC..................................      797,275
   142,000 Reuters Group PLC......................................      975,109
 6,084,780 Rolls-Royce Group PLC..................................       10,783
   113,100 Rolls-Royce Group PLC(a)...............................      898,418
    48,854 Royal Bank of Scotland Group PLC.......................    1,588,488
   384,270 Signet Group PLC.......................................      728,925
   117,800 Smith & Nephew PLC.....................................    1,043,367
    30,780 Standard Chartered PLC.................................      764,503
   218,772 Tesco PLC..............................................    1,252,693
    66,110 Unilever PLC...........................................      674,994
   641,259 Vodafone Group PLC.....................................    1,337,811
    52,000 Vodafone Group PLC, Sponsored ADR......................    1,086,800
                                                                   ------------
                                                                     30,120,125
                                                                   ------------
           Total Common Stocks
           (Identified Cost $117,766,860).........................  152,124,916
                                                                   ------------

Investments as of March 31, 2006 (Unaudited)

 Shares    Description                                            Value (+)(e)
 ------    -----------                                            ------------
Preferred Stocks -- 0.6%
           Brazil -- 0.6%
    20,439 Companhia de Bebidas das Americas, ADR
           (Identified Cost $493,877)............................ $    878,059
                                                                  ------------

 Shares/
Principal
 Amount
---------
Short-Term Investments -- 37.1% of Net Assets
56,774,108 State Street Navigator Securities Lending Prime
             Portfolio(d)........................................   56,774,108
$1,329,280 Tri-Party Repurchase Agreement with Fixed Income
             Clearing Corporation, dated 3/31/2006 at 2.95% to
             be repurchased at $1,329,607 on 4/03/2006,
             collateralized by $1,380,000 U.S. Treasury Note,
             4.00% due 6/15/2009 valued at $1,361,574(f).........    1,329,280
                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $58,103,388).........................   58,103,388
                                                                  ------------
           Total Investments -- 135.0%
           (Identified Cost $176,364,125)(b).....................  211,106,363
           Other assets less liabilities--(35.0)%................  (54,677,176)
                                                                  ------------
           Net Assets -- 100%.................................... $156,429,187
                                                                  ============
--------
(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. As of March 31, 2006, approximately 85% of the market value of the investments for the Hansberger International Fund were fair valued pursuant to procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.
(a)       Non-income producing security.
(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

          At March 31, 2006, the net unrealized appreciation on investments based on cost of $176,364,125 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of
            value over tax cost........................... $35,874,309
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of
            tax cost over value...........................  (1,132,071)
                                                           -----------
          Net unrealized appreciation..................... $34,742,238
                                                           ===========

(c) All or a portion of this security was on loan to brokers at March 31, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund

Investments as of March 31, 2006 (Unaudited)

          invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2006 were $54,032,640 and $56,774,108.
(d)       Represents investments of securities lending collateral.
(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.
(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $1,078,275 or 0.7% of net assets.
ADR/GDR   An American Depositary Receipt (ADR) or Global Depositary Receipt
          (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

        IXIS Income Diversified Portfoliod -- Portfolio of Investments

Investments as of March 31, 2006 (Unaudited)

Shares Description                                                  Value(+)(e)
------ -----------                                                  ----------
Common Stocks -- 43.0% of Net Assets
       Agriculture -- 0.2%
  870  Universal Corp..............................................  $ 31,990
                                                                     --------
       Auto Manufacturers -- 0.3%
1,976  General Motors Corp.........................................    42,030
                                                                     --------
       Banks -- 5.3%
  849  AmSouth Bancorporation......................................    22,965
  726  Associated Banc Corp........................................    24,669
  948  Bank of America Corp........................................    43,172
  552  Bank of Hawaii Corp.........................................    29,427
  549  Bank of New York Co., Inc...................................    19,786
  761  BB&T Corp...................................................    29,831
  857  Citizens Banking Corp.......................................    23,010
  513  Colonial BancGroup, Inc.....................................    12,825
  841  Comerica, Inc...............................................    48,753
  609  Compass Bancshares, Inc.....................................    30,821
1,107  F N B Corp..................................................    18,930
  834  Fifth Third Bancorp.........................................    32,826
1,014  First Horizon National Corp.................................    42,233
  947  FirstMerit Corp.............................................    23,353
  751  Huntington Bancshares, Inc..................................    18,122
  842  Keycorp.....................................................    30,986
  922  National City Corp..........................................    32,178
  681  North Fork Bancorporation, Inc..............................    19,633
  693  PNC Financial Services Group, Inc...........................    46,646
  690  Provident Bankshares Corp...................................    25,151
  856  Regions Financial Corp......................................    30,106
  907  Republic Bancorp, Inc.......................................    10,920
  694  Sky Financial Group, Inc....................................    18,391
  654  Suntrust Banks, Inc.........................................    47,585
  555  Synovus Financial Corp......................................    15,035
  645  TCF Financial Corp..........................................    16,609
  868  U.S. Bancorp................................................    26,474
  665  Wachovia Corp...............................................    37,287
  720  Wells Fargo & Co............................................    45,986
                                                                     --------
                                                                      823,710
                                                                     --------
       Beverages -- 0.2%
  604  Coca-Cola Co. (The).........................................    25,290
                                                                     --------
       Chemicals -- 1.1%
  660  Dow Chemical Co. (The)......................................    26,796
  753  Eastman Chemical Co.........................................    38,539
  535  Lubrizol Corp...............................................    22,925
  777  Lyondell Chemical Co........................................    15,462
  733  PPG Industries, Inc.........................................    46,436
  726  RPM International, Inc......................................    13,024
                                                                     --------
                                                                      163,182
                                                                     --------
       Commercial Services -- 0.3%
1,134  Deluxe Corp.................................................    29,677
  662  R. R. Donnelley & Sons Co...................................    21,660
                                                                     --------
                                                                       51,337
                                                                     --------
       Cosmetics & Personal Care -- 0.3%
  676  Kimberly Clark Corp.........................................    39,073
                                                                     --------
       Distribution & Wholesale -- 0.2%
  630  Genuine Parts Co............................................    27,613
                                                                     --------
       Diversified Financial Services -- 0.5%
  768  Citigroup, Inc..............................................    36,273
  744  JPMorgan Chase & Co.........................................    30,980
  594  Waddell & Reed Financial, Inc...............................    13,721
                                                                     --------
                                                                       80,974
                                                                     --------
       Electric -- 2.9%
  769  Black Hills Corp............................................    26,146
  813  DPL, Inc....................................................    21,951
1,031  DTE Energy Co...............................................    41,333
1,305  Duquesne Light Holdings, Inc................................    21,533
1,103  Energy East Corp............................................    26,803
  677  Entergy Corp................................................    46,672
  635  Exelon Corp.................................................    33,592
  815  Firstenergy Corp............................................    39,854
  732  FPL Group, Inc..............................................    29,382
  487  MDU Resources Group, Inc....................................    16,290
  765  Northeast Utilities.........................................    14,940
1,036  Pinnacle West Capital Corp..................................    40,508
  680  PNM Resources, Inc..........................................    16,592
  736  PPL Corp....................................................    21,638
  837  SCANA Corp..................................................    32,844
  506  Unisource Energy Corp.......................................    15,433
                                                                     --------
                                                                      445,511
                                                                     --------
       Electrical Components & Equipment -- 0.3%
  510  Emerson Electric Co.........................................    42,651
                                                                     --------
       Environmental Control -- 0.1%
  551  Waste Management, Inc.......................................    19,450
                                                                     --------
       Food -- 0.4%
  691  Albertsons, Inc.............................................    17,738
  585  General Mills, Inc..........................................    29,648
  938  Sara Lee Corp...............................................    16,771
                                                                     --------
                                                                       64,157
                                                                     --------
       Forest Products & Paper -- 0.1%
  685  Meadwestvaco Corp...........................................    18,707
                                                                     --------
       Gas -- 0.8%
  922  AGL Resources, Inc..........................................    33,238
  987  Nicor, Inc..................................................    39,046
  921  Nisource, Inc...............................................    18,622
  884  Oneok, Inc..................................................    28,509
                                                                     --------
                                                                      119,415
                                                                     --------
       Home Furnishings -- 0.4%
  669  La-Z-Boy, Inc...............................................    11,373
  411  Maytag Corp.................................................     8,767
  445  Whirlpool Corp..............................................    40,704
                                                                     --------
                                                                       60,844
                                                                     --------
       Household Products & Wares -- 0.2%
  594  Avery Dennison Corp.........................................    34,737
                                                                     --------

Investments as of March 31, 2006 (Unaudited)

 Shares Description                                                Value (+)(e)
 ------ -----------                                                -----------
        Insurance -- 1.0%
   796  Arthur J Gallagher & Co...................................  $   22,137
   592  Cincinnati Financial Corp.................................      24,906
   643  Jefferson-Pilot Corp......................................      35,969
   626  Lincoln National Corp.....................................      34,173
   793  Unitrin, Inc..............................................      36,882
                                                                    ----------
                                                                       154,067
                                                                    ----------
        Lodging & Gaming -- 0.9%
 2,800  Hilton Hotels Corp........................................      71,288
   900  Starwood Hotels & Resorts Worldwide, Inc..................      60,957
                                                                    ----------
                                                                       132,245
                                                                    ----------
        Office & Business Equipment -- 0.2%
   651  Pitney Bowes, Inc.........................................      27,947
                                                                    ----------
        Oil & Gas -- 0.5%
   673  Chevron Corp..............................................      39,014
   445  Marathon Oil Corp.........................................      33,896
                                                                    ----------
                                                                        72,910
                                                                    ----------
        Packaging & Containers -- 0.1%
   676  Sonoco Products Co........................................      22,896
                                                                    ----------
        Pharmaceuticals -- 0.9%
   618  Abbott Laboratories.......................................      26,246
 1,132  Bristol-Myers Squibb Co...................................      27,859
   587  Eli Lilly & Co............................................      32,461
 1,154  Merck & Co., Inc..........................................      40,655
   719  Pfizer, Inc...............................................      17,918
                                                                    ----------
                                                                       145,139
                                                                    ----------
        Pipelines -- 0.5%
   462  Equitable Resources, Inc..................................      16,868
   709  Kinder Morgan, Inc........................................      65,221
                                                                    ----------
                                                                        82,089
                                                                    ----------
        Real Estate -- 0.5%
 2,500  Brookfield Properties Corp................................      85,375
                                                                    ----------
        Real Estate Investment Trusts -- 22.9%
        REITs - Apartments -- 4.6%
   800  Apartment Investment & Management Co., Class A............      37,520
 3,100  Archstone-Smith Trust.....................................     151,187
 1,700  AvalonBay Communities, Inc................................     185,470
 1,400  Camden Property Trust.....................................     100,870
 3,600  Equity Residential Properties Trust.......................     168,444
   300  Home Properties, Inc......................................      15,330
 1,700  United Dominion Realty Trust, Inc.........................      48,518
                                                                    ----------
                                                                       707,339
                                                                    ----------
        REITs - Diversified -- 1.1%
   800  iStar Financial, Inc......................................      30,624
 1,000  Spirit Finance Corp.......................................      12,200
 1,300  Vornado Realty Trust......................................     124,800
                                                                    ----------
                                                                       167,624
                                                                    ----------
        REITs - Healthcare -- 0.7%
 1,300  Healthcare Realty Trust, Inc..............................      48,594
 1,500  Nationwide Health Properties, Inc.........................      32,250
 2,300  Omega Healthcare Investors, Inc...........................      32,246
                                                                    ----------
                                                                       113,090
                                                                    ----------
        REITs - Hotels -- 0.1%
   700  Strategic Hotel Capital, Inc..............................      16,296
                                                                    ----------
        REITs - Industrial -- 3.4%
 1,300  AMB Property Corp.........................................      70,551
 1,100  Duke Realty Corp..........................................      41,745
   600  First Potomac Realty Trust................................      16,950
 2,800  Liberty Property Trust....................................     132,048
 4,200  ProLogis Trust............................................     224,700
   800  PS Business Parks, Inc....................................      44,736
                                                                    ----------
                                                                       530,730
                                                                    ----------
        REITs - Lodging/Resorts -- 0.9%
   400  Hospitality Properties Trust..............................      17,468
 6,000  Host Marriott Corp........................................     128,400
                                                                    ----------
                                                                       145,868
                                                                    ----------
        REITs - Office -- 4.1%
 1,000  BioMed Realty Trust, Inc..................................      29,640
 2,200  Boston Properties, Inc....................................     205,150
 2,300  Brandywine Realty Trust, Inc..............................      73,048
   300  CarrAmerica Realty Corp...................................      13,383
   800  Corporate Office Properties Trust.........................      36,592
 1,600  Equity Office Properties Trust............................      53,728
 1,900  Highwoods Properties, Inc.................................      64,087
 1,000  Kilroy Realty Corp........................................      77,260
   300  Mack-Cali Realty Corp.....................................      14,400
 2,600  Trizec Properties, Inc....................................      66,898
                                                                    ----------
                                                                       634,186
                                                                    ----------
        REITs - Regional Malls -- 3.5%
 2,300  General Growth Properties, Inc............................     112,401
   800  Macerich Co. (The)........................................      59,160
   200  Mills Corp. (The).........................................       5,600
 3,300  Simon Property Group, Inc.................................     277,662
 2,000  Taubman Centers, Inc......................................      83,340
                                                                    ----------
                                                                       538,163
                                                                    ----------
        REITs - Self Storage -- 1.2%
 1,600  Public Storage, Inc.......................................     129,968
   500  Shurgard Storage Centers, Inc., Class A...................      33,315
 1,000  Extra Space Storage, Inc..................................      17,190
                                                                    ----------
                                                                       180,473
                                                                    ----------
        REITs - Shopping Centers -- 3.2%
 2,400  Developers Diversified Realty Corp........................     131,400
 1,200  Federal Realty Investment Trust...........................      90,240
 2,000  Kimco Realty Corp.........................................      81,280
 1,500  Kite Realty Group Trust...................................      23,925
 1,100  Pan Pacific Retail Properties, Inc........................      77,990
 1,300  Regency Centers Corp......................................      87,347
                                                                    ----------
                                                                       492,182
                                                                    ----------
        REITs - Single Tenant -- 0.1%
   800  Realty Income Corp........................................      19,368
                                                                    ----------
        Total Real Estate Investment Trusts.......................   3,545,319
                                                                    ----------

Investments as of March 31, 2006 (Unaudited)


  Shares   Description                                             Value (+)(e)
  ------   -----------                                             ------------
           Retail -- 0.1%
      874  Pier 1 Imports, Inc....................................  $   10,147
                                                                    ----------
           Savings & Loans -- 0.8%................................
      586  Astoria Financial Corp.................................      18,143
    1,293  New York Community Bancorp, Inc........................      22,653
      594  Peoples Bank...........................................      19,454
      712  Washington Federal, Inc................................      17,230
      984  Washington Mutual, Inc.................................      41,938
                                                                    ----------
                                                                       119,418
                                                                    ----------
           Telecommunications -- 0.6%
      515  Alltel Corp............................................      33,346
    1,122  AT&T, Inc..............................................      30,339
      908  BellSouth Corp.........................................      31,462
                                                                    ----------
                                                                        95,147
                                                                    ----------
           Tobacco -- 0.4%
      963  Altria Group, Inc......................................      68,238
                                                                    ----------
           Total Common Stocks
           (Identified Cost $6,326,391)...........................   6,651,608
                                                                    ----------
 Principal
  Amount
 ---------
 Bonds and Notes -- 50.2%
           Airlines -- 0.1%
   $2,609  Continental Airlines, Inc., Series 1999-1, Class C,
           6.954%, 8/02/2009......................................       2,406
   16,612  Continental Airlines, Inc., Series 2002-2, Class B,
           8.307%, 10/02/2019.....................................      15,985
                                                                    ----------
                                                                        18,391
                                                                    ----------
           Auto Manufacturers -- 0.1%
   30,000  Ford Motor Co.,
           6.375%, 2/01/2029......................................      19,950
                                                                    ----------
           Auto Parts & Equipment -- 0.1%
   10,000  Goodyear Tire & Rubber Co., 144A,
           9.000%, 7/01/2015......................................      10,150
                                                                    ----------
           Banks -- 0.2%
   35,000  Wells Fargo & Co.,
           4.430%, 5/01/2033(b)...................................      34,790
                                                                    ----------
           Biotechnology -- 0.0%
    5,000  Invitrogen Corp.,
           1.500%, 2/15/2024......................................       4,350
                                                                    ----------
           Chemicals -- 0.2%
   25,000  Borden, Inc.,
           7.875%, 2/15/2023......................................      20,688
    5,000  Hercules, Inc., Subordinated Note,
           6.500%, 6/30/2029......................................       3,950
                                                                    ----------
                                                                        24,638
                                                                    ----------
           Commercial Services -- 0.1%
 $ 10,000  United Rentals North America, Inc., Senior
             Subordinated Note,
           7.000%, 2/15/2014......................................       9,625
                                                                    ----------
           Computers -- 0.1%
   10,000  Affiliated Computer Services, Inc.,
           5.200%, 6/01/2015......................................       9,113
                                                                    ----------
           Diversified Financial Services -- 1.4%
   20,000  Capital One Bank,
           5.125%, 2/15/2014......................................      19,246
   65,000  Ford Motor Credit Co.,
           5.700%, 1/15/2010......................................      57,683
   60,000  General Electric Capital Corp., (MTN),
           4.750%, 9/15/2014......................................      57,087
   45,000  General Motors Acceptance Corp., (MTN),
           6.750%, 12/01/2014.....................................      40,509
   20,000  Goldman Sachs Group, Inc.,
           4.750%, 7/15/2013......................................      18,894
   10,000  JPMorgan Chase & Co.,
           5.125%, 9/15/2014......................................       9,612
   10,000  Merrill Lynch & Co., Inc., (MTN),
           4.500%, 11/04/2010.....................................       9,654
                                                                    ----------
                                                                       212,685
                                                                    ----------
           Electric -- 1.5%
  100,000  Constellation Energy Group, Inc.,
           4.550%, 6/15/2015......................................      90,967
   20,000  Dominion Resources, Inc.,
           5.000%, 3/15/2013......................................      18,940
   60,000  Dominion Resources, Inc., Senior Note, Series B,
           5.950%, 6/15/2035......................................      55,320
   70,000  Exelon Generation Co. LLC,
           5.350%, 1/15/2014......................................      67,950
                                                                    ----------
                                                                       233,177
                                                                    ----------
           Food -- 0.5%
   30,000  Albertson's, Inc.,
           7.450%, 8/01/2029......................................      26,492
   15,000  Albertson's, Inc.,
           8.000%, 5/01/2031......................................      13,963
   10,000  Albertson's, Inc.,
           8.700%, 5/01/2030......................................       9,753
   40,000  Albertson's, Inc., Series C, (MTN),
           6.625%, 6/01/2028......................................      32,230
                                                                    ----------
                                                                        82,438
                                                                    ----------
           Gaming -- 0.5%
   80,000  Harrah's Operating Co., Inc.,
           5.625%, 6/01/2015......................................      76,654
                                                                    ----------
           Government Agencies -- 13.6%
  675,000  FHLMC, (MTN),
           4.375%, 11/16/2007.....................................     667,416
  200,000  FHLMC,
           4.625%, 2/21/2008......................................     198,352

Investments as of March 31, 2006 (Unaudited)


  Principal
   Amount    Description                                          Value (+)(e)
  ---------  -----------                                          ------------
             Government Agencies - continued
  $1,300,000 FNMA,
             3.250%, 8/15/2008...................................  $1,248,222
                                                                   ----------
                                                                    2,113,990
                                                                   ----------
             Health Care - Services -- 0.2%
      20,000 Columbia/HCA, Inc.,
             7.050%, 12/01/2027..................................      18,243
      10,000 WellPoint, Inc.,
             5.250%, 1/15/2016...................................       9,644
                                                                   ----------
                                                                       27,887
                                                                   ----------
             Home Builders -- 1.3%
       5,000 Centex Corp.,
             5.250%, 6/15/2015...................................       4,644
      20,000 K Hovnanian Enterprises, Inc.,
             7.500%, 5/15/2016...................................      19,717
      30,000 KB Home, Senior Note,
             5.875%, 1/15/2015...................................      27,348
     105,000 KB Home,
             7.250%, 6/15/2018...................................     103,303
      10,000 Pulte Homes, Inc.,
             5.200%, 2/15/2015...................................       9,230
      30,000 Pulte Homes, Inc.,
             6.000%, 2/15/2035...................................      26,117
       5,000 Pulte Homes, Inc.,
             6.375%, 5/15/2033...................................       4,541
      15,000 Toll Brothers Financial Corp.,
             5.150%, 5/15/2015...................................      13,575
                                                                   ----------
                                                                      208,475
                                                                   ----------
             Independent Energy -- 0.2%
      25,000 Chesapeake Energy Corp., 144A,
             6.500%, 8/15/2017...................................      24,688
                                                                   ----------
             Insurance -- 0.7%
      65,000 Berkshire Hathaway Finance Corp.,
             4.125%, 1/15/2010...................................      62,162
      55,000 Fund American Cos, Inc.,
             5.875%, 5/15/2013...................................      54,039
                                                                   ----------
                                                                      116,201
                                                                   ----------
             Machinery - Diversified -- 0.1%
      15,000 Cummins, Inc.,
             7.125%, 3/01/2028...................................      15,300
                                                                   ----------
             Media -- 2.0%
      70,000 British Sky Broadcasting Finance PLC, 144A,
             6.500%, 10/15/2035..................................      66,639
      55,000 Comcast Corp.,
             5.650%, 6/15/2035...................................      47,936
      25,000 Comcast Corp.,
             6.450%, 3/15/2037...................................      24,055
      80,000 Comcast Corp.,
             6.500%, 11/15/2035..................................      77,624
      10,000 CSC Holdings, Inc., Senior Note,
             7.625%, 7/15/2018...................................       9,888
      60,000 Time Warner, Inc.,
             6.625%, 5/15/2029...................................      58,971
      20,000 Time Warner, Inc.,
             6.950%, 1/15/2028...................................      20,285
                                                                   ----------
                                                                      305,398
                                                                   ----------
             Mining -- 0.2%
      30,000 Glencore Funding LLC, Guaranteed Note, 144A,
             6.000%, 4/15/2014...................................      28,560
                                                                   ----------
             Miscellaneous - Manufacturing -- 0.1%...............
      20,000 Bombardier, Inc., 144A,
             7.450%, 5/01/2034...................................      17,950
                                                                   ----------
             Oil & Gas -- 0.6%
     100,000 Xto Energy, Inc.,
             6.100%, 4/01/2036...................................      97,318
                                                                   ----------
             Paper -- 0.8%
      20,000 Abitibi-Consolidated, Inc.,
             7.500%, 4/01/2028...................................      16,600
       5,000 Georgia-Pacific Corp.,
             7.250%, 6/01/2028...................................       4,725
       5,000 Georgia-Pacific Corp.,
             7.375%, 12/01/2025..................................       4,800
      20,000 Georgia-Pacific Corp.,
             7.750%, 11/15/2029..................................      19,600
      40,000 Georgia-Pacific Corp.,
             8.000%, 1/15/2024...................................      40,350
      30,000 Georgia-Pacific Corp.,
             8.875%, 5/15/2031...................................      32,250
                                                                   ----------
                                                                      118,325
                                                                   ----------
             Pharmaceuticals -- 0.3%
      15,000 AmerisourceBergen Corp., Senior Note, 144A,
             5.875%, 9/15/2015...................................      14,753
      25,000 Elan Finance Corp., Senior Note,
             7.750%, 11/15/2011..................................      23,687
       5,000 EPIX Pharmaceuticals, Inc., Senior Note,
               Convertible,
             3.000%, 6/15/2024...................................       3,213
       5,000 Valeant Pharmaceuticals International, Subordinated
               Note,
             4.000%, 11/15/2013..................................       4,275
                                                                   ----------
                                                                       45,928
                                                                   ----------
             Pipelines -- 1.0%
      25,000 El Paso Energy Corp., (MTN),
             7.750%, 1/15/2032...................................      25,187
      20,000 Kinder Morgan Energy Partners, LP,
             5.000%, 12/15/2013..................................      18,942
     100,000 Kinder Morgan Energy Partners, LP, Senior Note,
             5.800%, 3/15/2035...................................      90,797

Investments as of March 31, 2006 (Unaudited)


 Principal
  Amount   Description                                             Value (+)(e)
 --------- -----------                                             ------------
           Pipelines - continued
   $20,000 NGC Corp. Capital Trust, Series B,
           8.316%, 6/01/2027......................................  $   17,600
                                                                    ----------
                                                                       152,526
                                                                    ----------
           Real Estate -- 0.2%
    20,000 EOP Operating, LP, Guaranteed Note,
           4.650%, 10/01/2010.....................................      19,132
    10,000 EOP Operating, LP, Guaranteed Note,
           4.750%, 3/15/2014......................................       9,209
                                                                    ----------
                                                                        28,341
                                                                    ----------
           Real Estate Investment Trusts -- 0.8%
    50,000 Archstone-Smith Trust,
           5.750%, 3/15/2016......................................      49,616
    30,000 ERP Operating, LP,
           5.375%, 8/01/2016......................................      28,985
    10,000 FelCor Lodging, LP, Senior Note,
           9.000%, 6/01/2011......................................      10,950
    20,000 Host Marriott, LP, Guaranteed Note, Series O,
           6.375%, 3/15/2015......................................      19,675
    20,000 Simon Property Group, LP,
           4.875%, 8/15/2010......................................      19,470
                                                                    ----------
                                                                       128,696
                                                                    ----------
           Sovereigns -- 3.0%
   160,000 Province of Manitoba,
           5.750%, 6/02/2008......................................     141,618
   160,000 Province of Ontario,
           5.700%, 12/01/2008.....................................     142,246
 2,000,000 United Mexican States,
           9.000%, 12/20/2012.....................................     189,381
                                                                    ----------
                                                                       473,245
                                                                    ----------
           Technology -- 0.9%
    15,000 Avnet, Inc.,
           6.000%, 9/01/2015......................................      14,376
    50,000 Corning, Inc.,
           5.900%, 3/15/2014......................................      49,374
    35,000 Lucent Technologies, Inc.,
           6.450%, 3/15/2029......................................      31,587
    25,000 Nortel Networks Corp.,
           6.875%, 9/01/2023......................................      22,875
    25,000 Xerox Corp.,
           6.400%, 3/15/2016......................................      24,813
                                                                    ----------
                                                                       143,025
                                                                    ----------
           Treasuries -- 17.9%
   136,728 U.S. Treasury Bond,
           2.375%, 1/15/2025(c)...................................     137,406
   256,900 U.S. Treasury Bond,
           3.375%, 4/15/2032(c)...................................     316,468
   250,000 U.S. Treasury Bond,
           4.500%, 2/15/2036......................................     234,570
   156,977 U.S. Treasury Note,
           .875%, 4/15/2010(c)....................................     148,687
    98,636 U.S. Treasury Note,
           1.625%, 1/15/2015(c)...................................      93,084
   215,269 U.S. Treasury Note
           1.875%, with various maturities to 2015(c)(d)..........     208,087
   333,081 U.S. Treasury Note
           2.000%, with various maturities to 2026(c)(d)..........     323,123
   190,000 U.S. Treasury Note,
           2.500%, 5/31/2006......................................     189,339
   621,288 U.S. Treasury Note
           3.000%, with various maturities to 2012(c).............     619,536
    50,243 U.S. Treasury Note,
           3.375%, 1/15/2012(c)...................................      53,269
    56,954 U.S. Treasury Note,
           3.500%, 1/15/2011(c)...................................      60,204
    61,358 U.S. Treasury Note,
           3.625%, 1/15/2008(c)...................................      63,033
    78,574 U.S. Treasury Note,
           3.875%, 1/15/2009(c)...................................      82,263
   239,809 U.S. Treasury Note
           4.250%, with various maturities to 2015(c)(d)..........     236,340
                                                                    ----------
                                                                     2,765,409
                                                                    ----------
           Wireless -- 0.3%
    50,000 Sprint Capital Corp.,
           6.875%, 11/15/2028.....................................      51,587
                                                                    ----------
           Wirelines -- 1.2%
    30,000 AT&T, Inc.,
           6.150%, 9/15/2034......................................      28,489
    40,000 BellSouth Corp.,
           6.000%, 11/15/2034.....................................      37,305
     5,000 Level 3 Communications, Inc.,
           2.875%, 7/15/2010......................................       4,469
    45,000 Qwest Capital Funding, Inc.,
           7.750%, 2/15/2031......................................      45,787
    60,000 Verizon Global Funding Corp.,
           5.850%, 9/15/2035......................................      53,817
    15,000 Verizon Maryland, Inc.,
           5.125%, 6/15/2033......................................      11,823
                                                                    ----------
                                                                       181,690
                                                                    ----------
           Total Bonds and Notes
           (Identified Cost $7,851,894)...........................   7,780,500
                                                                    ----------
  Shares
  ------
 Preferred Stocks -- 0.3%
           Diversified Financial Services -- 0.2%
       625 Newell Financial Trust I...............................      26,797
                                                                    ----------
           Electric -- 0.1%
       300 AES Trust III, Convertible.............................      13,998
                                                                    ----------
           Total Preferred Stocks
           (Identified Cost $40,730)..............................      40,795
                                                                    ----------

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount    Description                                          Value (+)(e)
  ---------  -----------                                          ------------
 Short-Term Investment -- 18.6%
 $ 2,887,148 Tri-Party Repurchase Agreement with Fixed Income
               Clearing Corporation, dated 03/31/2006 at 2.950%
               to be repurchased at $2,887,858 on 4/03/2006,
               collateralized by $2,800,000 U.S. Treasury Note,
               4.000% due 6/15/2009 valued at $2,762,614 and
               $205,000 U.S. Treasury Note, 3.625% due 5/15/2013
               valued at $192,481(f)............................. $ 2,887,148
                                                                  -----------
             Total Short-Term Investment (Cost $2,887,148).......   2,887,148
                                                                  -----------
             Total Investments -- 112.1% (Identified Cost
               $17,104,655)(a)...................................  17,360,051
             Other assets less liabilities--(12.1)%..............  (1,872,643)
                                                                  -----------
             Net Assets -- 100%.................................. $15,487,408
                                                                  ===========
--------
(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Portfolio by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at fair value as determined in good faith by the Portfolio's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Portfolio's investments in REITs. Amortization of premium on debt securities in excluded for tax purposes.):

          At March 31, 2006, the net unrealized appreciation on investments based on cost of $17,106,163 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of
            value of tax cost.............................   378,198
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of
            tax cost over value...........................  (124,310)
                                                           ---------
          Net unrealized appreciation..................... $ 253,888
                                                           ---------

(b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
(c)       Treasury Inflation Protected Security (TIPS).
(d) All separate investments in United States Treasury Notes which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.
(f) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Portfolio's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $152,591 or 1.0% of net assets.
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
MTN       Medium Term Note
REITs     Real Estate Investment Trusts

          IXIS U.S. Diversified Portfolio -- Portfolio of Investments

Investments as of March 31, 2006 (Unaudited)


 Shares  Description                                               Value (+)(C)
 ------  -----------                                               -----------
 Common Stocks -- 98.8% of Net Assets
         Advertising -- 0.5%
  53,400 R.H. Donnelley Corp.(a).................................. $ 3,109,482
                                                                   -----------
         Aerospace & Defense -- 2.3%
  36,300 Boeing Co. (The).........................................   2,828,859
  64,600 Honeywell International, Inc.............................   2,762,942
  31,900 Lockheed Martin Corp.....................................   2,396,647
 114,700 Raytheon Co..............................................   5,257,848
  26,900 United Technologies Corp.................................   1,559,393
                                                                   -----------
                                                                    14,805,689
                                                                   -----------
         Apparel -- 1.5%
  42,225 Carter's, Inc.(a)(e).....................................   2,849,765
 112,550 Coach, Inc.(a)...........................................   3,891,979
  33,625 Gildan Activewear, Inc.(a)(e)............................   1,597,860
  18,000 Nike, Inc., Class B......................................   1,531,800
                                                                   -----------
                                                                     9,871,404
                                                                   -----------
         Banks -- 3.3%
  93,975 Banc Corp. (The)(a)(e)...................................   1,113,604
  44,800 Bank of America Corp.....................................   2,040,192
  80,900 BOK Financial Corp.......................................   3,846,795
  45,350 City National Corp.......................................   3,482,426
 129,150 Colonial BancGroup, Inc..................................   3,228,750
  76,410 Dearborn Bancorp, Inc....................................   1,719,225
  74,225 East West Bancorp, Inc...................................   2,861,374
     125 Sumitomo Mitsui Financial Group, Inc.....................   1,380,218
  54,800 U.S. Bancorp.............................................   1,671,400
                                                                   -----------
                                                                    21,343,984
                                                                   -----------
         Beverages -- 0.9%
  42,900 Coca-Cola Co. (The)......................................   1,796,223
  37,300 Diageo PLC, Sponsored ADR(e).............................   2,365,939
  27,350 PepsiCo, Inc.............................................   1,580,557
                                                                   -----------
                                                                     5,742,719
                                                                   -----------
         Biotechnology -- 1.6%
  47,700 Amgen, Inc.(a)...........................................   3,470,175
  65,100 Celgene Corp.(a)(e)......................................   2,878,722
  35,300 Genzyme Corp.(a).........................................   2,372,866
  37,900 Vertex Pharmaceuticals, Inc.(a)(e).......................   1,386,761
                                                                   -----------
                                                                    10,108,524
                                                                   -----------
         Building Materials -- 1.2%
 240,800 Comfort Systems USA, Inc.................................   3,250,800
  55,500 Masco Corp...............................................   1,803,195
  51,100 Texas Industries, Inc.(e)................................   3,091,039
                                                                   -----------
                                                                     8,145,034
                                                                   -----------
         Chemicals -- 2.7%
  40,000 Air Products & Chemicals, Inc............................   2,687,600
  80,150 Airgas, Inc..............................................   3,133,063
  36,125 Cytec Industries, Inc....................................   2,167,861
  78,100 Dow Chemical Co. (The)...................................   3,170,860
  46,100 Du Pont (E.I.) de Nemours & Co...........................   1,945,881
  81,225 Huntsman Corp.(a)........................................   1,567,643
  53,900 Praxair, Inc.............................................   2,972,585
                                                                   -----------
                                                                    17,645,493
                                                                   -----------
         Coal -- 0.4%
  47,200 Peabody Energy Corp......................................   2,379,352
                                                                   -----------
         Commercial Services -- 4.8%
  74,525 Adesa, Inc...............................................   1,992,799
  94,525 Aramark Corp., Class B...................................   2,792,268
  39,275 Corporate Executive Board Co.............................   3,962,847
  74,950 Exponent, Inc.(a)(e).....................................   2,372,167
  95,175 FTI Consulting, Inc.(a)(e)...............................   2,715,343
  23,900 Hewitt Associates, Inc., Class A(a)(e)...................     710,786
 220,425 Live Nation, Inc.(a)(e)..................................   4,373,232
  65,350 Monster Worldwide, Inc.(a)...............................   3,258,351
  58,550 Moody's Corp.............................................   4,183,983
 191,025 Rent-A-Center, Inc.(a)...................................   4,888,330
                                                                   -----------
                                                                    31,250,106
                                                                   -----------
         Computers -- 3.9%
  85,950 Cognizant Technology Solutions Corp.(a)..................   5,113,166
 215,000 Dell, Inc.(a)............................................   6,398,400
 222,700 Hewlett-Packard Co.......................................   7,326,830
  61,875 Network Appliance, Inc.(a)...............................   2,229,356
 796,400 Sun Microsystems, Inc.(a)................................   4,085,532
                                                                   -----------
                                                                    25,153,284
                                                                   -----------
         Cosmetics & Personal Care -- 1.1%
  42,775 Alberto-Culver Co........................................   1,891,938
  94,200 Procter & Gamble Co......................................   5,427,804
                                                                   -----------
                                                                     7,319,742
                                                                   -----------
         Distribution & Wholesale -- 0.4%
  35,750 BlueLinx Holdings, Inc...................................     572,000
  98,000 Ingram Micro, Inc.(a)....................................   1,960,000
                                                                   -----------
                                                                     2,532,000
                                                                   -----------
         Diversified Financial Services -- 8.8%
  30,225 Affiliated Managers Group(a)(e)..........................   3,222,287
  96,000 American Express Co......................................   5,044,800
  12,625 CBOT Holdings, Inc., Class A(a)(e).......................   1,507,425
   9,850 Chicago Mercantile Exchange Holdings, Inc................   4,407,875
 146,900 Citigroup, Inc...........................................   6,938,087
  23,300 Franklin Resources, Inc..................................   2,195,792
  38,900 Greenhill & Co., Inc.(e).................................   2,571,679
  38,300 Intercontinental Exchange, Inc.(a)(e)....................   2,644,615
  70,125 Investment Technology Group, Inc.(a).....................   3,492,225
 192,100 JPMorgan Chase & Co......................................   7,999,044
 132,900 Morgan Stanley...........................................   8,348,778
  55,325 Nasdaq Stock Market, Inc. (The)(a).......................   2,215,213
  96,150 Nuveen Investments, Class A(e)...........................   4,629,622
  28,275 NYSE Group, Inc.(a)(e)...................................   2,240,794
                                                                   -----------
                                                                    57,458,236
                                                                   -----------
         Electric -- 0.9%
  37,441 Allete, Inc.(e)..........................................   1,744,751
  73,900 MDU Resources Group, Inc.................................   2,471,955
  43,275 NRG Energy, Inc.(a)......................................   1,956,895
                                                                   -----------
                                                                     6,173,601
                                                                   -----------

Investments as of March 31, 2006 (Unaudited)

 Shares  Description                                               Value (+)(c)
 ------  -----------                                               ------------
         Electrical Components & Equipment -- 0.6%
  91,150 AMETEK, Inc.............................................. $ 4,098,104
                                                                   -----------
         Electronics -- 1.6%
  68,325 Amphenol Corp., Class A..................................   3,565,199
  93,400 Avnet, Inc.(a)...........................................   2,370,492
  42,050 Mettler-Toledo International, Inc.(a)....................   2,537,297
  74,700 PerkinElmer, Inc.........................................   1,753,209
                                                                   -----------
                                                                    10,226,197
                                                                   -----------
         Engineering & Construction -- 0.5%
   5,600 Fluor Corp...............................................     480,480
   4,300 Jacobs Engineering Group, Inc.(a)........................     372,982
  47,575 Washington Group International, Inc.(a)..................   2,730,329
                                                                   -----------
                                                                     3,583,791
                                                                   -----------
         Entertainment -- 0.2%
  55,200 Warner Music Group Corp.(e)..............................   1,197,288
                                                                   -----------
         Environmental Control -- 0.6%
  51,500 Nalco Holding Co.(a).....................................     911,550
  44,150 Stericycle, Inc.(a)......................................   2,985,423
                                                                   -----------
                                                                     3,896,973
                                                                   -----------
         Food -- 0.2%
 116,875 Spartan Stores, Inc......................................   1,490,156
                                                                   -----------
         Forest Products & Paper -- 0.3%
  54,389 Potlatch Corp.(e)........................................   2,330,016
                                                                   -----------
         Gas -- 1.4%
 128,750 Oneok, Inc...............................................   4,152,188
 247,150 UGI Corp.................................................   5,207,450
                                                                   -----------
                                                                     9,359,638
                                                                   -----------
         Health Care - Products -- 3.6%
  46,300 Alcon, Inc...............................................   4,827,238
 112,200 Baxter International, Inc................................   4,354,482
  49,075 Beckman Coulter, Inc.....................................   2,678,023
  30,750 Hologic, Inc.(a)(e)......................................   1,702,012
  18,775 Intuitive Surgical, Inc.(a)(e)...........................   2,215,450
  58,300 Johnson & Johnson........................................   3,452,526
  29,600 Medtronic, Inc...........................................   1,502,200
  57,850 Sybron Dental Specialties, Inc.(a).......................   2,385,734
                                                                   -----------
                                                                    23,117,665
                                                                   -----------
         Health Care - Services -- 2.5%
   7,200 Covance, Inc.(a).........................................     423,000
  45,000 Health Net, Inc.(a)......................................   2,286,900
  41,200 Humana, Inc.(a)..........................................   2,169,180
  21,800 Sierra Health Services, Inc.(a)..........................     887,260
  72,125 Triad Hospitals, Inc.(a).................................   3,022,038
  58,800 UnitedHealth Group, Inc..................................   3,284,568
  51,500 WellPoint, Inc.(a).......................................   3,987,645
                                                                   -----------
                                                                    16,060,591
                                                                   -----------
         Home Builders -- 0.5%
  47,000 Pulte Homes, Inc.........................................   1,805,740
  44,900 Winnebago Industries(e)..................................   1,362,266
                                                                   -----------
                                                                     3,168,006
                                                                   -----------
         Household Products & Wares -- 0.9%
  57,225 Church & Dwight Co., Inc.................................   2,112,747
  46,100 Fortune Brands, Inc......................................   3,717,043
                                                                   -----------
                                                                     5,829,790
                                                                   -----------
         Insurance -- 2.3%
  39,700 Aflac, Inc...............................................   1,791,661
 243,525 AmCOMP, Inc.(a)(e).......................................   2,335,405
  92,525 Assurant, Inc............................................   4,556,856
  22,300 MGIC Investment Corp.(e).................................   1,485,849
  25,175 Navigators Group, Inc.(a)................................   1,248,680
  74,075 Protective Life Corp.....................................   3,684,491
                                                                   -----------
                                                                    15,102,942
                                                                   -----------
         Internet -- 2.6%
 142,850 Akamai Technologies, Inc.(a)(e)..........................   4,698,336
  58,900 eBay, Inc.(a)............................................   2,300,634
  39,750 F5 Networks, Inc.(a)(e)..................................   2,881,478
   2,900 Google, Inc., Class A(a).................................   1,131,000
  82,475 McAfee, Inc.(a)..........................................   2,006,617
 116,925 NetRatings, Inc.(a)(e)...................................   1,549,256
  80,100 Yahoo!, Inc.(a)..........................................   2,584,026
                                                                   -----------
                                                                    17,151,347
                                                                   -----------
         Iron & Steel -- 0.5%
  50,075 Chaparral Steel Co.(a)...................................   3,250,869
                                                                   -----------
         Leisure Time -- 1.6%
 124,400 Carnival Corp............................................   5,892,828
  88,700 Harley-Davidson, Inc.....................................   4,601,756
                                                                   -----------
                                                                    10,494,584
                                                                   -----------
         Lodging -- 0.1%
   6,400 Station Casinos, Inc.....................................     507,968
                                                                   -----------
         Machinery - Construction & Mining -- 1.5%
  33,800 Caterpillar, Inc.........................................   2,427,178
  95,100 JLG Industries, Inc......................................   2,928,129
  74,037 Joy Global, Inc..........................................   4,425,191
                                                                   -----------
                                                                     9,780,498
                                                                   -----------
         Machinery - Diversified -- 1.2%
 102,125 Albany International Corp., Class A......................   3,889,941
 118,075 Wabtec Corp..............................................   3,849,245
                                                                   -----------
                                                                     7,739,186
                                                                   -----------
         Manufacturing -- 0.8%
  81,250 Actuant Corp.............................................   4,974,125
                                                                   -----------
         Media -- 4.4%
 108,600 CBS Corp., Class B.......................................   2,604,228
 117,400 DIRECTV Group (The), Inc.(a).............................   1,925,360
 644,300 Liberty Media Corp., Class A(a)..........................   5,289,703
  31,950 Scholastic Corp.(a)(e)...................................     854,982

Investments as of March 31, 2006 (Unaudited)

 Shares  Description                                               Value (+)(c)
 ------  -----------                                               ------------
         Media - continued
 419,800 Time Warner, Inc......................................... $ 7,048,442
  75,100 Viacom, Inc., Class B(a).................................   2,913,880
 293,000 Walt Disney Co. (The)....................................   8,171,770
                                                                   -----------
                                                                    28,808,365
                                                                   -----------
         Metal Fabricate & Hardware -- 0.5%
  57,100 Precision Castparts Corp.................................   3,391,740
                                                                   -----------
         Miscellaneous - Manufacturing -- 3.1%
  53,900 3M Co....................................................   4,079,691
 158,400 General Electric Co......................................   5,509,152
  31,600 ITT Industries, Inc......................................   1,776,552
  51,600 Pall Corp.(e)............................................   1,609,404
 268,000 Tyco International, Ltd..................................   7,203,840
                                                                   -----------
                                                                    20,178,639
                                                                   -----------
         Office & Business Equipment -- 0.4%
 187,100 Xerox Corp.(a)(e)........................................   2,843,920
                                                                   -----------
         Office Furnishings -- 0.4%
 177,489 Interface, Inc., Class A(a)..............................   2,451,123
                                                                   -----------
         Oil & Gas -- 4.0%
  75,875 Denbury Resources, Inc.(a)(e)............................   2,402,961
 120,100 Exxon Mobil Corp.........................................   7,309,286
  52,175 GlobalSantaFe Corp.......................................   3,169,631
  65,125 Southwestern Energy Co.(a)...............................   2,096,374
  23,600 Sunoco, Inc..............................................   1,830,652
  50,600 Transocean, Inc.(a)......................................   4,063,180
  37,900 Ultra Petroleum Corp.(a)(e)..............................   2,361,549
  46,900 Valero Energy Corp.......................................   2,803,682
                                                                   -----------
                                                                    26,037,315
                                                                   -----------
         Oil & Gas Services -- 4.0%
  39,600 Baker Hughes, Inc........................................   2,708,640
  25,350 Dril-Quip, Inc.(a)(e)....................................   1,796,048
  84,875 FMC Technologies, Inc.(a)................................   4,347,297
  32,200 Grant Prideco, Inc.(a)...................................   1,379,448
  52,900 Halliburton Co...........................................   3,862,758
  53,900 Helix Energy Solutions Group, Inc.(a)(e).................   2,042,810
  31,200 National Oilwell Varco, Inc.(a)..........................   2,000,544
  36,700 Schlumberger, Ltd........................................   4,645,119
  60,900 Universal Compression Holdings, Inc.(a)..................   3,085,803
                                                                   -----------
                                                                    25,868,467
                                                                   -----------
         Pharmaceuticals -- 1.4%
  35,100 Abbott Laboratories......................................   1,490,697
  37,600 Caremark Rx, Inc.(a).....................................   1,849,168
  39,525 Conor Medsystems, Inc.(a)(e).............................   1,162,035
  19,200 MGI Pharma, Inc.(a)(e)...................................     336,000
  22,925 Neurocrine Biosciences, Inc.(a)..........................   1,479,580
 143,850 Perrigo Co...............................................   2,346,193
   9,000 Schering-Plough Corp.....................................     170,910
                                                                   -----------
                                                                     8,834,583
                                                                   -----------
         Pipelines -- 0.1%
  12,425 Questar Corp.............................................     870,371
                                                                   -----------
         Processing / Business Services -- 0.4%
  32,175 Express Scripts, Inc.(a).................................   2,828,183
                                                                   -----------
         Real Estate -- 1.9%
  63,025 CB Richard Ellis Group, Inc., Class A(a).................   5,086,117
  29,425 Jones Lang LaSalle, Inc..................................   2,252,190
 144,350 Trammell Crow Co.(a).....................................   5,147,521
                                                                   -----------
                                                                    12,485,828
                                                                   -----------
         REITs - Shopping Centers -- 0.6%
  66,425 Developers Diversified Realty Corp.......................   3,636,769
                                                                   -----------
         REITs - Financial Services -- 0.4%
  63,850 CBL & Associates Properties, Inc.(e).....................   2,710,433
                                                                   -----------
         Restaurants -- 1.5%
 236,100 McDonald's Corp..........................................   8,112,396
  32,900 Yum! Brands, Inc.........................................   1,607,494
                                                                   -----------
                                                                     9,719,890
                                                                   -----------
         Retail -- 5.8%
 131,475 Applebee's International, Inc.(e)........................   3,227,711
  43,650 CBRL Group, Inc..........................................   1,916,671
  84,025 Circuit City Stores, Inc.................................   2,056,932
 124,912 Coldwater Creek, Inc.(a)(e)..............................   3,472,554
  22,300 Costco Wholesale Corp....................................   1,207,768
  61,200 Dollar Tree Stores, Inc.(a)..............................   1,693,404
 136,900 Home Depot, Inc..........................................   5,790,870
  47,300 Kohl's Corp.(a)..........................................   2,507,373
  78,800 Limited Brands, Inc.(e)..................................   1,927,448
  32,800 Petsmart, Inc............................................     922,992
 118,450 Staples, Inc.............................................   3,022,844
  83,600 Starbucks Corp.(a).......................................   3,146,704
 138,600 Wal-Mart Stores, Inc.....................................   6,547,464
                                                                   -----------
                                                                    37,440,735
                                                                   -----------
         Savings & Loans -- 1.0%
 147,700 Washington Mutual, Inc.(e)...............................   6,294,974
                                                                   -----------
         Semiconductors -- 3.4%
  65,400 Broadcom Corp., Class A(a)...............................   2,822,664
 366,300 Intel Corp...............................................   7,087,905
  68,175 MEMC Electronic Materials, Inc.(a).......................   2,517,021
  87,600 Microsemi Corp.(a)(e)....................................   2,550,036
 328,450 ON Semiconductor Corp.(a)(e).............................   2,384,547
 143,900 Texas Instruments, Inc...................................   4,672,433
                                                                   -----------
                                                                    22,034,606
                                                                   -----------
         Software -- 1.8%
  94,525 Fidelity National Information Services, Inc..............   3,832,989
  17,900 Infosys Technologies, Ltd.(e), Sponsored ADR.............   1,393,694
  70,025 Salesforce.Com, Inc.(a)(e)...............................   2,544,008
  38,500 Satyam Computer Services, Ltd.(e)........................   1,684,760

Investments as of March 31, 2006 (Unaudited)

   Shares    Description                                          Value (+)(c)
   ------    -----------                                          ------------
             Software - continued
      93,800 Sybase, Inc.(a)(e).................................. $  1,981,056
                                                                  ------------
                                                                    11,436,507
                                                                  ------------
             Telecommunications -- 3.1%
      86,675 ADTRAN, Inc.........................................    2,269,152
      98,650 American Tower Corp.(a).............................    2,991,068
      52,450 Harris Corp.........................................    2,480,360
      57,100 Hutchison Telecommunications International, Ltd.,
               Sponsored ADR(a)..................................    1,482,887
      50,325 Leap Wireless International, Inc.(a)................    2,193,667
      97,300 NII Holdings, Inc., Class B(a)(e)...................    5,737,781
      57,600 Telefonaktiebolaget LM Ericsson, Sponsored ADR(e)...    2,172,672
      80,500 Valor Communications Group, Inc.(e).................    1,059,380
                                                                  ------------
                                                                    20,386,967
                                                                  ------------
             Tobacco -- 0.4%
      33,200 Altria Group, Inc.                                      2,352,552
                                                                  ------------
             Transportation -- 2.4%
      68,225 CH Robinson Worldwide, Inc.(e)......................    3,349,165
      34,750 Expeditors International of Washington, Inc.........    3,002,053
     159,775 Laidlaw International, Inc..........................    4,345,880
      52,900 Union Pacific Corp..................................    4,938,215
                                                                  ------------
                                                                    15,635,313
                                                                  ------------
             Total Common Stocks
             (Identified Cost $508,997,383)......................  642,645,664
                                                                  ------------
 Short-Term Investments -- 14.0%

   Shares/
  Principal
   Amount                                                          Value (+)
  ---------                                                       ------------
 $81,907,070 State Street Navigator Securities Lending Prime
               Portfolio(f)......................................   81,907,070
   9,061,974 Tri-Party Repurchase Agreement with Fixed Income
               Clearing Corporation, dated 3/31/2006 at 2.95% to
               be repurchased at $9,064,202 on 4/03/2006,
               collateralized by $9,380,000 U.S. Treasury Note,
               4.00% due 6/15/2009 valued at $9,254,758(d).......    9,061,974
                                                                  ------------
             Total Short-Term Investments (Identified Cost
               $90,969,044)......................................   90,969,044
                                                                  ------------
             Total Investments -- 112.8% (Identified Cost
               $599,966,427)(b)..................................  733,614,708
             Other assets less liabilities--(12.8)%..............  (83,020,913)
                                                                  ------------
             Net Assets -- 100%.................................. $650,593,795
                                                                  ============
--------
(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.
(a)       Non-income producing security.
(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
          At March 31, 2006, the net unrealized appreciation on investments based on cost of $599,966,427 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of value of
            tax cost............................................    140,474,912
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of tax cost
            over value..........................................     (6,826,631)
                                                                   ------------
          Net unrealized appreciation...........................   $133,648,281
                                                                   ============

          At December 31, 2005, the Fund had a capital loss carryover of approximately $139,477,241 of which $77,008,343 expires on December 31, 2009 and $62,468,898 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

Investments as of March 31, 2006 (Unaudited)

(d) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Portfolio's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.
(e) All or a portion of this security was on loan to brokers at March 31, 2006. The Portfolio has entered into an agreement with State Street Bank, as agent of the Portfolio, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Portfolio invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolio and State Street Bank as lending agent. The Portfolio bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Portfolio with respect to such loans at March 31, 2006 were $80,672,600 and $81,907,070.
(f)       Represents investment of securities lending collateral.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs     Real Estate Investment Trusts

                  IXIS Value Fund -- Portfolio of Investments

Investments as of March 31, 2006 (Unaudited)


  Shares   Description                                            Value (+)(e)
  ------   -----------                                            ------------
  Common Stocks -- 97.6% of Net Assets
           Aerospace & Defense -- 3.6%
   6,300   Boeing Co. (The)...................................... $   490,959
  10,950   General Dynamics Corp.................................     700,581
  19,000   Honeywell International, Inc..........................     812,630
  12,000   Northrop Grumman Corp.................................     819,480
  18,925   Raytheon Co...........................................     867,522
  14,825   United Technologies Corp..............................     859,405
                                                                  -----------
                                                                    4,550,577
                                                                  -----------
           Apparel -- 0.1%
   3,600   Jones Apparel Group, Inc..............................     127,332
                                                                  -----------
           Banks -- 6.3%
  33,450   Bank of America Corp..................................   1,523,313
   8,400   BOK Financial Corp....................................     399,420
     800   First Citizens BancShares, Inc........................     154,400
  21,325   Mellon Financial Corp.................................     759,170
   7,200   State Street Corp.....................................     435,096
  63,450   U.S. Bancorp..........................................   1,935,225
  20,575   UCBH Holdings, Inc.(c)................................     389,279
  14,500   Wachovia Corp.........................................     812,725
  23,375   Wells Fargo & Co......................................   1,492,961
                                                                  -----------
                                                                    7,901,589
                                                                  -----------
           Beverages -- 2.7%
   1,800   Anheuser-Busch Cos., Inc..............................      76,986
   8,800   Molson Coors Brewing Co.(c)...........................     603,856
  65,000   Pepsi Bottling Group, Inc.............................   1,975,350
  13,000   PepsiCo, Inc..........................................     751,270
                                                                  -----------
                                                                    3,407,462
                                                                  -----------
           Biotechnology -- 0.6%
   9,625   Amgen, Inc.(a)........................................     700,219
   1,000   Millipore Corp.(a)....................................      73,060
                                                                  -----------
                                                                      773,279
                                                                  -----------
           Chemicals -- 0.7%
  15,000   Praxair, Inc..........................................     827,250
                                                                  -----------
           Commercial Services -- 1.0%
  20,825   Aramark Corp., Class B................................     615,171
   5,300   Convergys Corp.(a)....................................      96,513
  13,100   MPS Group, Inc.(a)....................................     200,430
  50,100   Service Corp. International...........................     390,780
                                                                  -----------
                                                                    1,302,894
                                                                  -----------
           Computers -- 4.0%
  42,300   Dell, Inc.(a).........................................   1,258,848
  95,350   Hewlett-Packard Co....................................   3,137,015
   5,700   Intergraph Corp.(a)...................................     237,462
   4,700   International Business Machines Corp..................     387,609
                                                                  -----------
                                                                    5,020,934
                                                                  -----------
           Distribution & Wholesale -- 0.4%
   7,425   WESCO International, Inc.(a)(c).......................     504,974
                                                                  -----------
           Diversified Financial Services -- 13.4%
  34,525   American Express Co...................................   1,814,289
  12,240   Ameriprise Financial, Inc.............................     551,534
   8,375   Capital One Financial Corp............................     674,355
  26,425   CIT Group, Inc........................................   1,414,266
  48,308   Citigroup, Inc........................................   2,281,587
   2,100   CompuCredit Corp.(a)(c)...............................      77,301
   4,125   Goldman Sachs Group, Inc..............................     647,460
  19,500   Janus Capital Group, Inc..............................     451,815
  78,025   JPMorgan Chase & Co...................................   3,248,961
   6,300   Lehman Brothers Holdings, Inc.........................     910,539
  23,450   Merrill Lynch & Co., Inc..............................   1,846,922
  42,600   Morgan Stanley........................................   2,676,132
   9,800   Ocwen Financial Corp.(a)(c)...........................     100,156
   2,100   SLM Corp..............................................     109,074
                                                                  -----------
                                                                   16,804,391
                                                                  -----------
           Electric -- 2.9%
   7,600   Dominion Resources, Inc...............................     524,628
  12,825   Entergy Corp..........................................     884,155
  12,700   Exelon Corp...........................................     671,830
  10,625   NRG Energy, Inc.(a)...................................     480,463
  10,775   TXU Corp..............................................     482,289
  14,300   Wisconsin Energy Corp.................................     571,857
                                                                  -----------
                                                                    3,615,222
                                                                  -----------
           Electrical Components & Equipment -- 0.2%
   3,000   Emerson Electric Co...................................     250,890
                                                                  -----------
           Electronics -- 1.2%
   9,300   Agilent Technologies, Inc.(a).........................     349,215
  13,025   Amphenol Corp., Class A...............................     679,645
  43,075   Flextronics International, Ltd.(a)....................     445,826
                                                                  -----------
                                                                    1,474,686
                                                                  -----------
           Engineering & Construction -- 1.1%
  74,700   ABB, Ltd.., Sponsored ADR(a)(c).......................     937,485
  17,725   Chicago Bridge & Iron Co., N.V.(c)....................     425,400
                                                                  -----------
                                                                    1,362,885
                                                                  -----------
           Environmental Control -- 0.3%
   8,200   Waste Connections, Inc.(a)(c).........................     326,442
                                                                  -----------
           Food -- 0.4%
   6,000   Kroger Co. (The)(a)...................................     122,160
  13,800   Supervalue, Inc.......................................     425,316
                                                                  -----------
                                                                      547,476
                                                                  -----------
           Health Care - Capital Equipment -- 0.2%
  10,900   Applera Corp. - Applied Biosystems Group..............     295,826
                                                                  -----------
           Health Care - Products -- 3.4%
  55,225   Baxter International, Inc.............................   2,143,282
   8,050   Beckman Coulter, Inc..................................     439,289
   6,900   Becton Dickinson & Co.................................     424,902
  30,900   Boston Scientific Corp.(a)............................     712,245
   9,500   Johnson & Johnson.....................................     562,590
                                                                  -----------
                                                                    4,282,308
                                                                  -----------

Investments as of March 31, 2006 (Unaudited)


  Shares  Description                                             Value (+)(e)
  ------  -----------                                             ------------
          Health Care - Services -- 1.0%
    5,400 Aetna, Inc.............................................  $  265,356
    2,400 Coventry Health Care, Inc.(a)..........................     129,552
   57,925 Healthsouth Corp.(a)(c)................................     289,046
   11,725 Quest Diagnostics, Inc.................................     601,492
                                                                   ----------
                                                                    1,285,446
                                                                   ----------
          Insurance -- 3.7%
   18,025 Allstate Corp. (The)...................................     939,283
   14,075 American International Group, Inc......................     930,217
      165 Berkshire Hathaway, Inc., Class B(a)...................     496,980
    1,000 CIGNA Corp.............................................     130,620
   12,400 Genworth Financial, Inc., Class A......................     414,532
    4,700 Loews Corp.............................................     475,640
    2,300 MGIC Investment Corp...................................     153,249
    3,750 Old Republic International Corp........................      81,825
   13,600 Prudential Financial, Inc..............................   1,031,016
                                                                   ----------
                                                                    4,653,362
                                                                   ----------
          Internet -- 0.3%
      200 Google, Inc., Class A(a)...............................      78,000
   11,900 VeriSign, Inc.(a)......................................     285,481
                                                                   ----------
                                                                      363,481
                                                                   ----------
          Iron & Steel -- 0.3%
    3,900 Reliance Steel & Aluminum Co.(c).......................     366,288
                                                                   ----------
          Leisure Time -- 0.8%
   20,000 Carnival Corp..........................................     947,400
                                                                   ----------
          Lodging -- 0.1%
    2,600 Marriott International, Inc., Class A..................     178,360
                                                                   ----------
          Lodging & Gaming -- 0.4%
   20,200 Hilton Hotels Corp.....................................     514,292
                                                                   ----------
          Machinery - Diversified -- 0.2%
    4,000 Cascade Corp.(c).......................................     211,400
                                                                   ----------
          Media -- 7.4%
   50,000 Cablevision Systems Corp., Class A(a)..................   1,335,000
   21,875 Comcast Corp., Class A(a)..............................     572,250
   56,025 DIRECTV Group (The), Inc.(a)...........................     918,810
   12,000 Liberty Global, Inc., Class A..........................     245,640
   12,000 Liberty Global, Inc., Class C(a).......................     237,000
  200,000 Liberty Media Corp., Class A(a)........................   1,642,000
   11,500 McGraw-Hill Cos. (The), Inc............................     662,630
   44,350 News Corp., Inc., Class A..............................     736,653
  171,500 Time Warner, Inc.......................................   2,879,485
                                                                   ----------
                                                                    9,229,468
                                                                   ----------
          Mining -- 0.0%
      800 Newmont Mining Corp....................................      41,512
                                                                   ----------
          Miscellaneous - Manufacturing -- 3.0%
    2,700 3M Co..................................................     204,363
   40,000 General Electric Co....................................   1,391,200
    2,000 Parker Hannifin Corp...................................     161,220
   73,600 Tyco International, Ltd................................   1,978,368
                                                                   ----------
                                                                    3,735,151
                                                                   ----------
          Oil & Gas -- 7.6%
   14,325 ConocoPhillips.........................................     904,624
    3,000 Devon Energy Corp......................................     183,510
   13,300 EnCana Corp............................................     621,509
   72,600 Exxon Mobil Corp.......................................   4,418,436
   15,750 GlobalSantaFe Corp.....................................     956,812
   40,100 Harvest Natural Resources, Inc.(a)(c)..................     389,772
    7,225 Occidental Petroleum Corp..............................     669,396
   15,825 Southwestern Energy Co.(a).............................     509,407
    6,900 Valero Energy Corp.....................................     412,482
   10,300 XTO Energy, Inc........................................     448,771
                                                                   ----------
                                                                    9,514,719
                                                                   ----------
          Oil & Gas Services -- 1.4%
   21,000 Halliburton Co.........................................   1,533,420
    2,900 Hydril(a)(c)...........................................     226,055
                                                                   ----------
                                                                    1,759,475
                                                                   ----------
          Pharmaceuticals -- 2.2%
   13,500 Abbott Laboratories....................................     573,345
    7,800 AmerisourceBergen Corp.................................     376,506
    6,300 Cardinal Health, Inc...................................     469,476
   15,400 Merck & Co., Inc.......................................     542,542
   29,425 Pfizer, Inc............................................     733,271
                                                                   ----------
                                                                    2,695,140
                                                                   ----------
          Pipelines -- 0.3%
    8,475 Western Gas Resources, Inc.(c).........................     408,919
                                                                   ----------
          REITs - Diversified -- 0.1%
    6,400 Longview Fibre Co......................................     165,376
                                                                   ----------
          REITs - Hotels -- 0.4%
   21,300 FelCor Lodging Trust, Inc..............................     449,430
                                                                   ----------
          REITs - Regional Malls -- 0.4%
    6,200 Simon Property Group, Inc..............................     521,668
                                                                   ----------
          Restaurants -- 3.9%
   85,500 McDonald's Corp........................................   2,937,780
   40,000 Yum! Brands, Inc.......................................   1,954,400
                                                                   ----------
                                                                    4,892,180
                                                                   ----------
          Retail -- 5.7%
    2,100 AnnTaylor Stores Corp.(a)..............................      77,259
   17,900 AutoNation, Inc.(a)....................................     385,745
   26,800 Charming Shoppes, Inc.(a)(c)...........................     398,516
   19,800 CVS Corp...............................................     591,426
    9,125 Federated Department Stores............................     666,125
    1,900 Home Depot, Inc........................................      80,370
   11,500 Kohl's Corp.(a)........................................     609,615
    7,475 Lowe's Cos, Inc........................................     481,689
   22,000 Office Depot, Inc.(a)..................................     819,280
   45,000 Tiffany & Co...........................................   1,689,300
   28,575 TJX Cos., Inc..........................................     709,231

Investments as of March 31, 2006 (Unaudited)


    Shares    Description                                        Value (+)(e)
    ------    -----------                                        ------------
              Retail - continued
       13,875 Wal-Mart Stores, Inc.............................. $    655,455
                                                                 ------------
                                                                    7,164,011
                                                                 ------------
              Savings & Loans -- 2.9%
       80,000 Sovereign Bancorp, Inc............................    1,752,800
       45,000 Washington Mutual, Inc.(c)........................    1,917,900
                                                                 ------------
                                                                    3,670,700
                                                                 ------------
              Semiconductors -- 3.2%
      123,875 Intel Corp........................................    2,396,981
       29,450 LSI Logic Corp.(a)(c).............................      340,442
       28,000 National Semiconductor Corp.......................      779,520
       14,600 Texas Instruments, Inc............................      474,062
                                                                 ------------
                                                                    3,991,005
                                                                 ------------
              Software -- 2.5%
       12,225 First Data Corp...................................      572,375
       10,000 Fiserv, Inc.(a)...................................      425,500
        1,800 Intuit, Inc.(a)...................................       95,742
       53,450 Microsoft Corp....................................    1,454,374
       41,200 Oracle Corp.(a)...................................      564,028
                                                                 ------------
                                                                    3,112,019
                                                                 ------------
              Telecommunications -- 4.9%
       32,000 AT&T, Inc.........................................      865,280
       49,850 Avaya, Inc.(a)....................................      563,305
       36,150 BellSouth Corp....................................    1,252,598
        5,700 CenturyTel, Inc.(c)...............................      222,984
       59,575 Cisco Systems, Inc.(a)............................    1,290,990
       35,400 Motorola, Inc.....................................      811,014
       40,350 Nokia OYJ, Sponsored ADR..........................      836,052
       20,225 Tekelec(a)(c).....................................      279,712
                                                                 ------------
                                                                    6,121,935
                                                                 ------------
              Tobacco -- 0.6%
       10,200 Altria Group, Inc.................................      722,772
                                                                 ------------
              Transportation -- 1.8%............................
       17,225 Burlington Northern Santa Fe Corp.................    1,435,359
       13,000 JB Hunt Transport Services, Inc...................      280,020
        7,925 Ryder System, Inc.................................      354,882
        2,300 Union Pacific Corp................................      214,705
                                                                 ------------
                                                                    2,284,966
                                                                 ------------
              Total Common Stocks
              (Identified Cost $98,596,521).....................  122,376,892
                                                                 ------------
    Shares/
   Principal
    Amount
   ---------
  Short-Term Investments -- 9.2%
  $ 8,032,543 State Street Navigator Securities Lending Prime
                Portfolio(d)....................................    8,032,543
  $ 3,513,025 Tri-Party Repurchase Agreement with Fixed Income
                Clearing Corporation, dated 3/31/2006 at 2.950%
                to be repurchased at $3,513,889 on 4/03/2006,
                collateralized by $3,640,000 U.S. Treasury
                Note, 4.00% due 6/15/2009 valued at
                $3,591,399(f)...................................    3,513,025
                                                                 ------------
              Total Short-Term Investments
              (Identified Cost $11,545,568).....................   11,545,568
                                                                 ------------
              Total Investments -- 106.8%
              (Identified Cost $110,142,089)(b).................  133,922,460
              Other assets less liabilities -- (6.8)%...........   (8,505,989)
                                                                 ------------
              Net Assets -- 100%................................ $125,416,471
                                                                 ============
--------
(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on the trade date.
(a)       Non-income producing security.
(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
          At March 31, 2006, the net unrealized appreciation on investments based on cost of $110,142,089 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of value over
            tax cost............................................... $25,243,457
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of tax cost
            over value.............................................  (1,463,086)
                                                                    -----------
          Net unrealized appreciation.............................. $23,780,371
                                                                    ===========

Investments as of March 31, 2006 (Unaudited)

(c) All or a portion of this security was on loan to brokers at March 31, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2006 were $7,817,590 and $8,032,543.
(d)       Represents investment of securities lending collateral.
(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.
(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs     Real Estate Investment Trusts

Investments as of March 31, 2006 (Unaudited)


 Shares    Description                                             Value (+)(e)
 ------    -----------                                             ------------
 Common Stocks -- 98.3% of Net Assets
           Aerospace & Defense -- 8.0%
  30,225   Alliant Techsystems, Inc.(a)(c)........................ $ 2,332,463
  32,525   DRS Technologies, Inc.(c)..............................   1,784,647
  62,575   EDO Corp.(c)...........................................   1,930,439
  48,500   Esterline Technologies Corp.(a)........................   2,073,375
  52,512   Moog, Inc., Class A(a)(c)..............................   1,863,651
                                                                   -----------
                                                                     9,984,575
                                                                   -----------
           Banks -- 5.3%
  18,775   City Holding Co........................................     690,732
  45,926   MB Financial, Inc.(c)..................................   1,625,780
   9,425   PrivateBancorp, Inc.(c)................................     391,043
 152,064   Republic Bancorp, Inc.(c)..............................   1,830,851
 107,275   UCBH Holdings, Inc.(c).................................   2,029,643
                                                                   -----------
                                                                     6,568,049
                                                                   -----------
           Biotechnology -- 1.3%
  63,725   Serologicals Corp.(a)(c)...............................   1,558,713
                                                                   -----------
           Building Materials -- 0.4%
  37,675   U.S. Concrete, Inc.(a)(c)..............................     544,781
                                                                   -----------
           Chemicals -- 0.8%
  17,150   Cytec Industries, Inc.(c)..............................   1,029,172
                                                                   -----------
           Commercial Services -- 9.7%
  45,450   Aaron Rents, Inc.......................................   1,234,877
  56,700   ACE Cash Express, Inc.(a)(c)...........................   1,411,263
  21,050   Consolidated Graphics, Inc.(a).........................   1,097,126
  59,100   Dollar Thrifty Automotive Group, Inc.(a)(c)............   2,683,140
  69,975   McGrath Rentcorp(c)....................................   2,103,448
  24,900   Monro Muffler, Inc.(c).................................     924,786
  16,075   Strayer Education, Inc.(c).............................   1,643,829
  30,150   Team, Inc.(a)(c).......................................   1,002,789
                                                                   -----------
                                                                    12,101,258
                                                                   -----------
           Computer Services -- 0.8%
  95,725   Tyler Technologies, Inc.(a)(c).........................   1,052,975
                                                                   -----------
           Computers & Peripherals -- 0.2%
  14,025   Synaptics, Inc.(a)(c)..................................     308,410
                                                                   -----------
           Distribution & Wholesale -- 2.9%
  29,450   Watsco, Inc.(c)........................................   2,092,422
  22,750   WESCO International, Inc.(a)...........................   1,547,228
                                                                   -----------
                                                                     3,639,650
                                                                   -----------
           Diversified Financial Services -- 2.8%
  13,500   BKF Capital Group, Inc.(c).............................     175,500
  46,275   Financial Federal Corp.(c).............................   1,355,843
  64,775   Raymond James Financial, Inc.(c).......................   1,914,734
                                                                   -----------
                                                                     3,446,077
                                                                   -----------
           Electric -- 2.5%
  99,300   Pike Electric Corp.(a).................................   2,086,293
  50,500   Westar Energy, Inc.(c).................................   1,050,905
                                                                   -----------
                                                                     3,137,198
                                                                   -----------
           Electronics -- 0.5%
  95,850   International DisplayWorks, Inc.(a)(c).................     627,818
                                                                   -----------
           Engineering & Construction -- 1.0%
  58,825   Dycom Industries, Inc.(a)(c)...........................   1,250,031
                                                                   -----------
           Environmental Control -- 2.2%
  68,800   Waste Connections, Inc.(a).............................   2,738,928
                                                                   -----------
           Food -- 1.8%
  77,625   Corn Products International, Inc.......................   2,295,371
                                                                   -----------
           Health Care - Products -- 1.8%
  49,775   Invacare Corp.(c)......................................   1,546,011
  27,500   Medical Action Industries, Inc.(a).....................     659,725
                                                                   -----------
                                                                     2,205,736
                                                                   -----------
           Health Care - Services -- 7.8%
  17,875   Amedisys, Inc.(a)(c)...................................     621,156
  78,712   Healthcare Services Group, Inc.(c).....................   1,681,288
 251,825   Healthsouth Corp.(a)(c)................................   1,256,607
  76,775   LHC Group, Inc.(a)(c)..................................   1,228,400
  31,150   Pediatrix Medical Group, Inc.(a)(c)....................   3,197,236
  42,150   Triad Hospitals, Inc.(a)(c)............................   1,766,085
                                                                   -----------
                                                                     9,750,772
                                                                   -----------
           Insurance -- 3.7%
  80,162   HCC Insurance Holdings, Inc.(c)........................   2,789,638
  45,575   Hilb, Rogal & Hobbs Co.(c).............................   1,878,601
                                                                   -----------
                                                                     4,668,239
                                                                   -----------
           Internet -- 1.2%
  11,775   F5 Networks, Inc.(a)(c)................................     853,569
  45,025   Vignette Corp.(a)(c)...................................     664,119
                                                                   -----------
                                                                     1,517,688
                                                                   -----------
           Investment Companies -- 4.4%
  73,800   iShares Russell 2000 Value Index Fund(c)...............   5,515,812
                                                                   -----------
           Iron & Steel -- 1.7%
  72,012   Gibraltar Industries, Inc.(c)..........................   2,121,474
                                                                   -----------
           Leisure Time -- 0.8%
  80,250   K2, Inc.(a)(c).........................................   1,007,138
                                                                   -----------
           Machinery - Diversified -- 3.9%
  61,225   Briggs & Stratton Corp.(c).............................   2,165,528
  54,775   Nordson Corp.(c).......................................   2,731,082
                                                                   -----------
                                                                     4,896,610
                                                                   -----------
           Mining -- 2.9%
 168,900   Birch Mountain Resources, Ltd.(a)(c)...................   1,246,482
  56,975   Century Aluminum Co.(a)................................   2,418,589
                                                                   -----------
                                                                     3,665,071
                                                                   -----------
           Miscellaneous - Manufacturing -- 1.2%
 155,175   Jacuzzi Brands, Inc.(a)................................   1,525,370
                                                                   -----------

Investments as of March 31, 2006 (Unaudited)

 Shares    Description                                            Value (+)(e)
 ------    -----------                                            ------------
           Oil & Gas -- 3.1%
    28,700 GMX Resources, Inc.(a)(c)............................. $  1,074,815
    28,725 Gulfport Energy Corp.(a)(c)...........................      434,322
    60,525 Petrohawk Energy Corp.(a)(c)..........................      829,193
    46,275 Southwestern Energy Co.(a)(c).........................    1,489,592
                                                                  ------------
                                                                     3,827,922
                                                                  ------------
           Oil & Gas Services -- 3.3%
    81,050 Universal Compression Holdings, Inc.(a)(c)............    4,106,803
                                                                  ------------
           Real Estate -- 1.2%
    18,250 CB Richard Ellis Group, Inc., Class A(a)(c)...........    1,472,775
                                                                  ------------
           REITs - Health Care -- 1.5%
    48,850 Healthcare Realty Trust, Inc.(c)......................    1,826,013
                                                                  ------------
           REITs - Hotels -- 2.2%................................
    95,400 Ashford Hospitality Trust, Inc.(c)....................    1,182,960
   122,000 Highland Hospitality Corp.(c).........................    1,550,620
                                                                  ------------
                                                                     2,733,580
                                                                  ------------
           REITs - Mortgage -- 1.9%
   196,575 MFA Mortgage Investments, Inc.........................    1,248,251
    24,525 Redwood Trust, Inc....................................    1,062,423
                                                                  ------------
                                                                     2,310,674
                                                                  ------------
           Retail -- 5.5%
    49,175 Regis Corp.(c)........................................    1,695,554
    43,975 Sonic Corp.(a)(c).....................................    1,544,842
   119,450 Triarc Cos., Inc., Class B(c).........................    2,087,986
    37,000 United Auto Group, Inc.(c)............................    1,591,000
                                                                  ------------
                                                                     6,919,382
                                                                  ------------
           Savings & Loans -- 0.7%
    63,525 BankAtlantic Bancorp, Inc., Class A(c)................      914,125
                                                                  ------------
           Semiconductors -- 0.9%
    36,175 ATMI, Inc.(a)(c)......................................    1,092,485
                                                                  ------------
           Software -- 1.3%
    56,750 Reynolds & Reynolds Co. (The), Class A(c).............    1,611,700
                                                                  ------------
           Telecommunications -- 1.4%
    22,250 Netgear, Inc.(a)(c)...................................      422,972
    97,225 Tekelec(a)(c).........................................    1,344,622
                                                                  ------------
                                                                     1,767,594
                                                                  ------------
           Transportation -- 3.8%
    89,250 Arlington Tankers, Ltd.(c)............................    2,052,750
    38,400 Genesee & Wyoming, Inc., Class A(a)(c)................    1,178,112
    35,350 Landstar System, Inc..................................    1,559,642
                                                                  ------------
                                                                     4,790,504
                                                                  ------------
           Trucking & Leasing -- 1.9%
    23,660 AMERCO, Inc.(a)(c)....................................    2,341,630
                                                                  ------------
           Total Common Stocks (Identified Cost $100,548,880)....  122,872,103
                                                                  ------------

 Shares/
Principal
 Amount
---------
Short-Term Investments -- 26.3%
30,324,111 State Street Navigator Securities Lending Prime
             Portfolio(d)........................................   30,324,111
$2,494,566 Tri-Party Repurchase Agreement with Fixed Income
             Clearing Corporation, dated 3/31/2006 at 2.950% to
             be repurchased at $2,495,179 on 4/03/2006,
             collateralized by $2,580,000 U.S. Treasury Note,
             4.000% due 6/15/2009 valued at $2,545,552 (f).......    2,494,566
                                                                  ------------
           Total Short-Term Investments (Identified Cost
             $32,818,677)........................................   32,818,677
                                                                  ------------
           Total Investments -- 124.6% (Identified Cost
             $133,367,557)(b)....................................  155,690,780
           Other assets less liabilities - (24.6)%...............  (30,692,339)
                                                                  ------------
           Total Net Assets -- 100%.............................. $124,998,441
                                                                  ============
--------
(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

Investments as of March 31, 2006 (Unaudited)

(a)       Non-income producing security.
(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

          At March 31, 2006, the net unrealized appreciation on investments based on cost of $133,367,557 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of value over
            tax cost............................................... $24,250,350
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of tax cost
            over value.............................................  (1,927,127)
                                                                    -----------
          Net unrealized appreciation.............................. $22,323,223
                                                                    ===========

          At December 31, 2005, the Fund had a capital loss carryover of approximately $29,274,100 of which $1,984,150 expires on December 31, 2009 and $27,289,950 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c) All or a portion of this security was on loan to brokers at March 31, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2006 were $29,615,812 and $30,324,111.
(d)       Represents investment of securities lending collateral.
(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.
(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
REITs     Real Estate Investment Trusts

           Westpeak Capital Growth Fund -- Portfolio of Investments

Investments as of March 31, 2006 (Unaudited)

Shares Description                                                 Value (+)(e)
------ -----------                                                 ------------
Common Stocks -- 98.7% of Net Assets
       Aerospace & Defense -- 3.9%
22,300 Boeing Co. (The)...........................................  $1,737,839
13,800 Raytheon Co................................................     632,592
                                                                    ----------
                                                                     2,370,431
                                                                    ----------
       Agriculture -- 1.4%
10,100 Monsanto Co................................................     855,975
                                                                    ----------
       Banks -- 1.1%
10,600 State Street Corp..........................................     640,558
                                                                    ----------
       Beverages -- 0.4%
 9,200 Constellation Brands, Inc.(a)..............................     230,460
                                                                    ----------
       Biotechnology -- 3.4%
23,000 Amgen, Inc.(a).............................................   1,673,250
 5,800 Millipore Corp.(a).........................................     423,748
                                                                    ----------
                                                                     2,096,998
                                                                    ----------
       Coal -- 0.3%
 4,200 Peabody Energy Corp........................................     211,722
                                                                    ----------
       Commercial Services -- 1.6%
33,700 Cendant Corp...............................................     584,695
17,800 H&R Block, Inc.............................................     385,370
                                                                    ----------
                                                                       970,065
                                                                    ----------
       Computers -- 6.7%
28,900 Dell, Inc.(a)..............................................     860,064
20,500 DST Systems, Inc.(a)(c)....................................   1,187,770
24,700 International Business Machines Corp.......................   2,037,009
                                                                    ----------
                                                                     4,084,843
                                                                    ----------
       Cosmetics & Personal Care -- 0.9%
 9,200 Procter & Gamble Co........................................     530,104
                                                                    ----------
       Distribution & Wholesale -- 1.7%
 9,000 United Stationers, Inc.(a)(c)..............................     477,900
 8,400 WESCO International, Inc.(a)(c)............................     571,284
                                                                    ----------
                                                                     1,049,184
                                                                    ----------
       Diversified Financial Services -- 7.3%
32,500 American Express Co........................................   1,707,875
50,900 Charles Schwab Corp. (The).................................     875,989
 9,000 Goldman Sachs Group, Inc...................................   1,412,640
15,600 World Acceptance Corp. (The), (a)..........................     427,440
                                                                    ----------
                                                                     4,423,944
                                                                    ----------
       Electronics -- 2.2%
36,400 Agilent Technologies, Inc.(a)..............................   1,366,820
                                                                    ----------
       Food -- 1.3%
   513 Seaboard Corp.(c)..........................................     817,722
                                                                    ----------
       Hand & Machine Tools -- 0.7%
 7,400 Lincoln Electric Holdings, Inc.(c).........................     399,526
                                                                    ----------
       Health Care - Products -- 4.4%
20,900 Becton Dickinson & Co......................................   1,287,022
38,700 Boston Scientific Corp.(a).................................     892,035
 8,700 Johnson & Johnson..........................................     515,214
                                                                    ----------
                                                                     2,694,271
                                                                    ----------
       Health Care - Services -- 5.5%
 6,600 Aetna, Inc.................................................     324,324
20,450 Coventry Health Care, Inc.(a)..............................   1,103,891
24,700 Humana, Inc.(a)............................................   1,300,455
12,400 Universal Health Services, Inc., Class B...................     629,796
                                                                    ----------
                                                                     3,358,466
                                                                    ----------
       Insurance -- 1.6%
12,200 Aflac, Inc.................................................     550,586
 6,900 MBIA, Inc..................................................     414,897
                                                                    ----------
                                                                       965,483
                                                                    ----------
       Internet -- 3.0%
 1,500 Google, Inc., Class A(a)...................................     585,000
52,400 VeriSign, Inc.(a)..........................................   1,257,076
                                                                    ----------
                                                                     1,842,076
                                                                    ----------
       Iron & Steel -- 1.0%
 6,800 Reliance Steel & Aluminum Co...............................     638,656
                                                                    ----------
       Lodging -- 0.3%
 3,100 Marriott International, Inc., Class A......................     212,660
                                                                    ----------
       Machinery - Diversified -- 1.4%
10,400 Deere & Co.................................................     822,120
                                                                    ----------
       Miscellaneous - Manufacturing -- 4.7%
 6,200 3M Co......................................................     469,278
42,000 General Electric Co........................................   1,460,760
 6,000 Illinois Tool Works Inc....................................     577,860
 4,300 Parker Hannifin Corp.......................................     346,623
                                                                    ----------
                                                                     2,854,521
                                                                    ----------
       Oil & Gas -- 2.3%
12,200 KCS Energy, Inc.(a)(c).....................................     317,200
14,200 Sunoco, Inc................................................   1,101,494
                                                                    ----------
                                                                     1,418,694
                                                                    ----------
       Oil & Gas Services -- 2.5%
23,000 Cooper Cameron Corp.(a)....................................   1,013,840
 6,400 Hydril(a)(c)...............................................     498,880
                                                                    ----------
                                                                     1,512,720
                                                                    ----------
       Pharmaceuticals -- 5.5%
14,300 AmerisourceBergen Corp.....................................     690,261
17,400 Cardinal Health, Inc.......................................   1,296,648
39,400 Merck & Co., Inc...........................................   1,388,062
                                                                    ----------
                                                                     3,374,971
                                                                    ----------
       REITs - Regional Malls -- 1.0%
14,100 Taubman Centers, Inc.......................................     587,547
                                                                    ----------

Investments as of March 31, 2006 (Unaudited)

  Shares   Description                                             Value (+)(e)
  ------   -----------                                             ------------
           Restaurants -- 0.5%
     8,100 Darden Restaurants, Inc................................ $   332,343
                                                                   -----------
           Retail -- 5.9%
    33,200 AnnTaylor Stores Corp.(a)..............................   1,221,428
    14,500 JC Penney Co., Inc.....................................     875,945
    23,400 Lowe's Cos, Inc........................................   1,507,896
                                                                   -----------
                                                                     3,605,269
                                                                   -----------
           Semiconductors -- 7.3%
   115,100 Intel Corp.............................................   2,227,185
    17,300 National Semiconductor Corp............................     481,632
    52,700 Texas Instruments, Inc.................................   1,711,169
                                                                   -----------
                                                                     4,419,986
                                                                   -----------
           Software -- 10.1%
    30,300 First Data Corp........................................   1,418,646
    22,000 Fiserv, Inc.(a)........................................     936,100
     8,100 Intuit, Inc.(a)........................................     430,839
   123,500 Microsoft Corp.........................................   3,360,435
                                                                   -----------
                                                                     6,146,020
                                                                   -----------
           Telecommunications -- 3.9%
   108,800 Cisco Systems, Inc.(a).................................   2,357,696
                                                                   -----------
           Tobacco -- 1.0%
     8,400 Altria Group, Inc......................................     595,224
                                                                   -----------
           Transportation -- 3.9%
    15,600 Arkansas Best Corp.(c).................................     610,272
    34,100 JB Hunt Transport Services, Inc........................     734,514
    18,500 Norfolk Southern Corp..................................   1,000,295
                                                                   -----------
                                                                     2,345,081
                                                                   -----------
           Total Common Stocks
           (Identified Cost $58,145,164)                            60,132,156
                                                                   -----------

  Shares/
 Principal
  Amount
 ---------
 Short-Term Investments -- 9.4%
 4,713,259 State Street Navigator Securities Lending Prime
             Portfolio(d).........................................   4,713,259
  $988,997 Tri-Party Repurchase Agreement with Fixed Income
             Clearing Corporation, dated 3/31/2006 at 2.950% to
             be repurchased at $989,240 on 4/03/2006,
             collateralized by $1,025,000 U.S. Treasury Note,
             4.000% due 6/15/2009 valued at $1,011,314(f).........     988,997
                                                                   -----------
           Total Short-Term Investments
           (Identified Cost $5,702,256)...........................   5,702,256
                                                                   -----------
           Total Investments -- 108.1%
           (Identified Cost $63,847,420)(b).......................  65,834,412
           Other assets less liabilities -- (8.1)%................  (4,923,077)
                                                                   -----------
           Net Assets -- 100%..................................... $60,911,335
                                                                   ===========
--------
(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on the trade date.
(a)       Non-income producing security.
(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
          At March 31, 2006, the net unrealized appreciation on investments based on cost of $63,847,420 for federal income tax purposes was as follows:

          Aggregate gross unrealized appreciation for all
            investments in which there is an excess of value over
            tax cost............................................... $ 5,016,021
          Aggregate gross unrealized depreciation for all
            investments in which there is an excess of tax cost
            over value.............................................  (3,029,029)
          Net unrealized appreciation.............................. $ 1,986,992

          At December 31, 2005, the Fund had a capital loss carryover of approximately $52,097,870 of which $21,116,910 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

          Pursuant to IRS regulations, for the year ended December 31, 2005, the Fund has elected to defer $314,439 of capital losses attributable to Post-October losses.

Investments as of March 31, 2006 (Unaudited)

(c) All or a portion of this security was on loan to brokers at March 31, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2006 were $4,619,724 and $4,713,259.
(d)       Represents investment of securities lending collateral.
(e) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.
(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
REITs     Real Estate Investment Trusts

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust I

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 24, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  May 24, 2006